UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-8748
                                                     ---------------------

                              Wanger Advisors Trust
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



              227 West Monroe, Suite 3000, Chicago, Illinois 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Vincent Pietropaolo, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-772-3698
                                                           -------------------

                  Date of fiscal year end: December 31, 2004
                                           ------------------

                  Date of reporting period: June 30, 2004
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.



                                                          2004 Semiannual Report

   Wanger U.S. Smaller Companies
   Wanger International Small Cap
   Wanger Select
   Wanger International Select

                               Logo: Squirrel
                               WANGER ADVISORS FUNDS
                               managed by Columbia Wanger Asset Management, L.P.

Logo: Squirrel
WANGER ADVISORS FUNDS
2004 SEMIANNUAL REPORT

    CONTENTS

 2  Why The Heck Should We
    Own Small-cap Stocks?

 4  Performance Review
    Wanger U.S. Smaller
    Companies

 6  Performance Review
    Wanger International
    Small Cap

 8  Performance Review
    Wanger Select

10  Performance Review
    Wanger International Select

12  Statement of Investments
    Wanger U.S. Smaller
    Companies

19  Statement of Investments
    Wanger International
    Small Cap

25  Portfolio Diversification
    Wanger International
    Small Cap

26  Statement of Investments
    Wanger Select

28  Statement of Investments
    Wanger International Select

30  Portfolio Diversification
    Wanger International Select

32  Statements of Assets
    and Liabilities

33  Statements of Operations

34  Statements of Changes in
    Net Assets

36  Financial Highlights
    Wanger U.S. Smaller
    Companies

37  Financial Highlights
    Wanger International
    Small Cap

38  Financial Highlights
    Wanger Select

39  Financial Highlights
    Wanger International Select

40  Notes to Financial Statements

44  Change in Independent Registered
    Public Accounting Firm

48  Trustees and Management of Wanger
    Advisors Funds

COLUMBIA WANGER ASSET MANAGEMENT, L.P. ("COLUMBIA WAM") IS ONE OF THE LEADING GLOBAL SMALL-CAP EQUITY MANAGERS IN THE U.S. WITH MORE THAN 30 YEARS OF SMALL-CAP INVESTMENT EXPERIENCE. COLUMBIA WAM MANAGES MORE THAN $19.2 BILLION IN EQUITIES AND IS THE INVESTMENT ADVISER TO WANGER U.S. SMALLER COMPANIES, WANGER INTERNATIONAL SMALL CAP, WANGER SELECT, WANGER INTERNATIONAL SELECT AND THE COLUMBIA ACORN FAMILY OF FUNDS.

     FOR MORE COMPLETE INFORMATION ABOUT OUR FUNDS, INCLUDING THE COLUMBIA ACORN FUNDS, OUR FEES, RISKS ASSOCIATED WITH INVESTING, OR EXPENSES, CALL 1-800-4-WANGER FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT IS NOT AN OFFER OF THE SHARES OF THE COLUMBIA ACORN FUND FAMILY.

     THE DISCUSSION IN THE REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE AND THE PORTFOLIO MANAGERS MAY ALTER A FUND'S PORTFOLIO HOLDINGS BASED ON THESE VIEWS AND THE FUND'S CIRCUMSTANCES AT THAT TIME.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
LOGO: Squirrel

WHY THE HECK SHOULD WE OWN SMALL-CAP STOCKS?

I often get asked the question, "Why own small caps rather than the great American blue chip companies?" My answer is that many of the so-called blue chip companies remind me of the Rolling Stones: Once great but 30 years past their prime. The rapid change and growth of the past 30 years created today's corporate behemoths. But that was then. The world has moved on and the environment is different. This creates a big problem for old giants as the market embraces new companies that are able to adapt to the world as it is now. The cycle of creation, growth, maturity and decline can be seen in all companies.

One of the most successful companies for generations was Eastman Kodak. Today people are switching from film cameras to digital cameras so Kodak's expertise in making film is fast becoming obsolete. The company is trying desperately to figure out how to survive in today's world but it is likely to be a considerably smaller and less profitable company in the years to come.

In the computer industry, IBM was once considered so dominant that the government brought an antitrust action against the company to keep it from completely dominating the world. Well, IBM does not dominate the world, but the antitrust settlement was not the reason for it. IBM had a lock on the mainframe computer market but PC networks rendered IBM's position irrelevant. IBM is still a big company but it is no longer dominant in the computer industry.

We also see a great deal of American manufacturing moving overseas, especially to China. An example is Levi's, a famous brand that was synonymous with blue jeans. Today Levi's no longer manufactures, distributes or designs blue jeans anywhere. Levi's owns the brand and collects royalties but the rest of the business has been turned over to a Hong Kong company named Li & Fung. Li & Fung outsources the entire production process for Levi's jeans.

This is not the first time foreign markets have encroached upon U.S. manufacturing. Twenty years ago we were worried about Japan. In area after area, Japanese companies were knocking off U.S. companies. Ford and General Motors were suddenly marginalized when Toyota came on the scene. General Motors has gone from the most powerful company in the United States to what we consider an unhealthy company with low profits and a poor balance sheet.

Today, the Internet has created new businesses like Ebay, Expedia, and Amazon and put enormous pressure on old-line companies. Voice-over-Internet protocol is likely to do the same thing to the telephone industry that digital cameras did to Kodak. Free phone calls via the Internet is not the pricing model that big phone companies have in mind. The music industry has been severely hurt by file sharing online just as the post office and FedEx are losing market share to email. There is a great deal of innovation required to keep a business sound in today's technology-driven world.

One business crushed by the Internet was Encyclopedia Britannica. Believe it or not, there was a time when research was conducted using books. Now, we Google. Few of us have a set of Encyclopedia Britannica at home today. Thirty years ago, we would have. Tornadoes blow away houses everyday that would have been safe if they only had three hundred pounds of encyclopedias ballasting the living room like we used to.

Big companies not only have to manage technological change, but they have to do it in a world of union contracts that have seriously complicated their ability to change with the times. They must also continually adapt to political and regulatory changes. Sarbanes-Oxley requirements, for example, have increased accounting costs for companies.

We think one of the next big battles already underway is with large pharmaceutical companies. It's fairly well known that you can buy prescription drugs cheaper in Canada than you can in the United States. Foreign countries have discovered that they can "free ride" on American-company drug prices because they don't have to pay for research and development (R&D). Some people are working to figure out how to increase the amount of drugs imported from Canada but it makes no sense to make a product in Indianapolis, ship it to Toronto, and then ship it back to Indianapolis. Government regulation may soon require that U.S. pharmaceutical companies price drugs sold in the U.S. market the same as those sent to foreign markets. Perhaps, if drug-company R&D is retained, a subsidy will be issued by the government to cover that cost. If this happens, major drug companies will find their profits severely reduced. The drug industry, which was the center of institutional portfolios for the last 50 years because of steady, stable growth, may be less attractive over the next couple of decades. This sort of shift has happened before.

Forty years ago electric utilities served as the stable growth base for institutional portfolios. I can remember having arguments with Duff and Phelps analysts about whether Commonwealth Edison would have a six-percent growth rate or a six-and-a-half-percent growth rate in the future. The distinction seemed to be makeable, reasonable and important. Today, electric utilities don't have long-term growth rates. They are highly cyclical businesses with profits that can be variable from one year to the next and are now considered anything but the base of a stable growth portfolio. While our funds don't own big pharmaceutical companies or big electric utilities, we think there will always be small companies that find ways to make


                                       2

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                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------


money and grow as the old favorites peak and start to mature and decline.

What kinds of things do we look for in small-cap investing? We've found opportunities in the financial area. We believe regional banks and savings and loans have the potential to grow and prosper. Sometimes this occurs because they are in areas where giant banks haven't shown up yet. Here in Chicago, a few very large banks headquartered elsewhere dominate the city's banking industry. Still, some people prefer to bank at smaller local banks where they are treated more as a customer than an account number. Wanger U.S. Smaller Companies, for example, owns Peoples Bank Bridgeport in Connecticut. These smaller banks will often prosper on their own. If taken over by one of the big banks, the funds would make a profit that way.

Specialty retail is also an interesting area for the small-cap investor. Retail is dominated by large shopping malls. If someone can formulate a new retail idea and prove it out with a half-dozen stores, it doesn't take very long to increase from five stores to 500 because malls always look for new hot concepts. Some of the companies we own that have done well are Christopher & Banks, Chico's FAS and Hot Topic.

An investor may want to look for companies that have very strong brands such as Procter & Gamble and Gillette. Don't make the mistake of thinking smaller companies lack recognizable brands. One of Columbia Wanger Asset Management's most successful stocks has been Harley-Davidson, the only brand that we can think of that people tattoo on their bodies. Coach, a top brand in leather goods, is another small-cap stock owned in the funds. We also own Scotts in lawn care, International Speedway Motors in NASCAR racing, and Weight Watchers in weight watching.

What we look for in all of these companies is what we call a "reason to own." We need to find a factor that we believe will give a company a reason to prosper over a long period of time. Our favorite theme under "reason to own" is Downstream from Technology. Making microchips is a very important business but when you get into the manufacturing of high-tech devices, it is notoriously competitive with very short product life cycles, a high degree of price competition and the profitability of these companies is often very short lived. It is hard to prosper in a business when you must cut prices 30% every year. We think it is better to own companies that are customers of these electronic companies. Getty Images is downstream from technology and one of our favorite stocks. The company sells photography over the Internet. They have 2.6 million photos that you can search for by subject and download at a moderate price. If you want to do an ad with a photo of a retired couple walking on the beach, buying one of Getty's pictures can save you the money and time required to create the same shot. Zebra Technologies, a manufacturer of bar code printers, is another downstream stock that has done well for our funds.

Not all technology is electronic. Nektar Therapeutics uses biotech and technology to generate inhaleable insulin to treat diabetes, one of the most serious health problems facing Americans. We believe anyone who can change insulin therapy from injections to some less objectionable form is likely to have a good business.

Small growth companies may succeed because they grow in the niche areas between the giants. Of course, not all small companies work but when they do, there is potential for significant gains. A good idea, a hard-working entrepreneur, and long-term equity owners should continue to partner together to build winning companies in the future.

Photo of:
RALPH WANGER

RALPH WANGER
Founder, Advisor and Trustee
Columbia Wanger Asset Management, L.P.

This essay was taken from a speech given by Ralph Wanger at the ThinkEquity Conference held in Chicago on June 22, 2004.

As of June 30, 2004, fund positions in the companies mentioned were: LI & FUNG:
Wanger International Select, 1.6%. PEOPLES BANK BRIDGEPORT: Wanger U.S. Smaller Companies, 0.2%. CHRISTOPHER & BANKS: Wanger U.S. Smaller Companies, 0.5%. CHICO'S FAS: Wanger U.S. Smaller Companies, 0.1%. HOT TOPIC: Wanger U.S. Smaller Companies, 0.3%. HARLEY-DAVIDSON: Wanger Select, 5.9%. COACH: Wanger U.S. Smaller Companies, 0.9%; Wanger Select, 3.3%. SCOTTS: Wanger U.S. Smaller Companies, 0.3%. INTERNATIONAL SPEEDWAY MOTORS: Wanger U.S. Smaller Companies, 0.3%; Wanger Select, 1.8%. WEIGHT WATCHERS: Wanger U.S. Smaller Companies, 0.3%; Wanger Select, 2.9%. GETTY IMAGES: Wanger U.S. Smaller Companies, 0.9%. ZEBRA
TECHNOLOGIES: Wanger U.S. Smaller Companies, 0.1%. NEKTAR THERAPEUTICS: Wanger U.S. Smaller Companies, 0.6%.

Companies that were mentioned but not listed above were not held by any of the Wanger Funds as of June 30, 2004.

The companies named are for illustration purposes only and are not intended to be a recommendation to buy or sell any stock.


                                       3

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                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
Logo: Squirrel
PERFORMANCE REVIEW     WANGER U.S. SMALLER COMPANIES


Wanger U.S. Smaller Companies finished the first half of 2004 slightly behind the Russell 2000 despite its strong outperformance in the second quarter. The Fund posted a 6.34% six-month gain while the Russell 2000 was up 6.76%. The Fund's second quarter return was 3.60% vs. a 0.47% increase of the index.

Good calls in the energy and telecom sectors contributed to the Fund's performance. Our energy analyst, Jason Selch, believed energy stock prices were lagging behind increases in oil prices. We added to the Fund's energy weighting at the beginning of the year and it paid off as the sector rallied in the first half of 2004. Quicksilver Resources, a company that does coal seam gas drilling in the Midwest, was up 108% for the six months. Western Gas, another coal seam gas producer, was up 38% year-to-date.

We believe the Fund's outperformance in telecom was a testament to Columbia Wanger's niche stock-picking talent. While the telecom component of the Russell 2000 was the worst-performing sector in the index for the first half of the year, down nearly 7%, our telecom portion in Wanger U.S. Smaller Companies was up 37%. Andrew, a provider of wireless infrastructure equipment, and Western Wireless, a provider of rural cellular service, were up 74% and 57%, respectively, for the first half of 2004. Both stocks benefited from the uptick in growth and spending in the wireless arena and from the strength of operations overseas. Rural phone company Commonwealth Telephone was another telecom winner. The stock was up 19% year-to-date.

Health care hurt performance. PPO network First Health Group was down 20% year-to-date through June 30. Competitor pricing pressure dampened first quarter revenues. The company continued to generate a lot of cash--cash they have been using to buy back stock. We believe they are doing the right things in a tough environment. Par Pharmaceuticals, a generic drug manufacturer recently added to the Fund, missed its first quarter earnings and suffered from investor fears that the generics industry is becoming too competitive. We bought the stock because we like the way the company is run and expect recent R&D investments to begin paying off in 2005. Another new addition, Atherogenics, is developing a promising product to treat cardiovascular disease but investors fear unknowns that could come out in data to be released in the third quarter. We are willing to accept the risk if the payoff is high enough. In this case, we believe it could be.

We have been tweaking the Fund's stock emphasis to try and capture market opportunities. In the financial sector, for example, we have shifted into banks that we believe may benefit if short rates rise. We're also trying to focus more on commercial banks over retail banks. In the health care sector, we believe there are opportunities in select companies that have not participated in the recent bull market. Short-term problems are making the outlook for these companies somewhat unclear but the fog could be masking sunny days ahead.

Investments in small-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

As of 6/30/04, the Fund's positions in the holdings mentioned were: Quicksilver Resources, 0.5%; Western Gas, 1.0%; Andrew, 0.7%; Western Wireless, 3.1%; Commonwealth Telephone, 1.7%; First Health Group, 1.5%; Par Pharmaceuticals, 0.9%; Atherogenics, 0.7%.


Photo of: ROBERT A. MOHN


ROBERT A. MOHN
Portfolio Manager


                                       4

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                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER U.S. SMALLER COMPANIES

TOTAL RETURN FOR EACH PERIOD,
MAY 3, 1995 THROUGH JUNE 30, 2004

Line Chart:
               WANGER U.S. SMALLER COMPANIES               Russell 2000
5/3/95                                 10000                      10000
5/31/95                                 9870                      10179
6/30/95                                10770                      10707
                                       11560                      11324
                                       11940                      11559
                                       12060                      11765
                                       11380                      11239
                                       11640                      11711
12/31/95                               11600                      12020
                                       11950                      12007
                                       12580                      12381
                                       13297                      12633
                                       14690                      13309
                                       15471                      13833
6/30/96                                15351                      13265
                                       14529                      12107
                                       15090                      12809
                                       15792                      13310
                                       15902                      13105
                                       16423                      13645
12/31/96                               17004                      14003
                                       17475                      14282
                                       16994                      13936
                                       16366                      13279
                                       16355                      13316
                                       17986                      14797
6/30/97                                19093                      15431
                                       20201                      16149
                                       20703                      16519
                                       22395                      17728
                                       21995                      16949
                                       21892                      16839
12/31/97                               22005                      17134
                                       21554                      16864
                                       23379                      18111
                                       24865                      18858
                                       25803                      18962
                                       24887                      17941
6/30/98                                25361                      17978
                                       23959                      16523
                                       20358                      13315
                                       20875                      14356
                                       21598                      14942
                                       22601                      15725
12/31/98                               23916                      16698
                                       23453                      16920
                                       22223                      15549
                                       22388                      15792
                                       24321                      17207
                                       25005                      17459
6/30/99                                26375                      18248
                                       27216                      17747
                                       25677                      17090
                                       25389                      17094
                                       26940                      17163
                                       28202                      18188
12/31/99                               29909                      20247
                                       28911                      19922
                                       30029                      23212
                                       29077                      21682
                                       26164                      20377
                                       24858                      19189
6/30/00                                25545                      20862
                                       25174                      20191
                                       26672                      21731
                                       26741                      21093
                                       26768                      20151
                                       25147                      18083
12/31/00                               27469                      19636
                                       27936                      20658
                                       27469                      19302
                                       26306                      18358
                                       29276                      19794
                                       30473                      20281
6/30/01                                31669                      20981
                                       31710                      19845
                                       30308                      19204
                                       26567                      16619
                                       27214                      17592
                                       28988                      18954
12/31/01                               30597                      20124
                                       30528                      19914
                                       29634                      19369
                                       32219                      20925
                                       32247                      21116
                                       30652                      20179
6/30/02                                28754                      19178
                                       25027                      16281
                                       24959                      16240
                                       23226                      15073
                                       24546                      15557
                                       26499                      16945
12/31/02                               25454                      16002
                                       24959                      15559
                                       24601                      15089
                                       24670                      15283
                                       26815                      16732
                                       29125                      18528
6/30/03                                29717                      18863
                                       31463                      20043
                                       33168                      20962
                                       32549                      20575
                                       35643                      22303
                                       36193                      23094
12/31/03                               36455                      23563
                                       38105                      24587
                                       37789                      24807
                                       37417                      25038
                                       36592                      23762
                                       37857                      24140
6/30/04                                38765                      25157


           AVERAGE ANNUAL RETURN
------------------------------------------
     1 year   5 years   Life of fund
     30.45%    8.01%       15.94%


This graph compares the results of $10,000 invested in Wanger U.S. Smaller Companies on May 3,1995 (the date the Fund began operations) through June 30, 2004 with the Russell 2000. Dividends and capital gains are reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger U.S. Smaller Companies is a diversified fund that invests primarily in the stocks of small- and medium-size U.S. companies. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies.

THE PERFORMANCE DATA QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN. VISIT WANGER.COM FOR MONTHLY PERFORMANCE UPDATES.

--------------------------------------------------------------------------------
RESULTS TO JUNE 30, 2004

                                          Year
                       2nd quarter      to date     1 year
WANGER U.S. SMALLER
  COMPANIES                3.60%          6.34%     30.45%
Russell 2000               0.47           6.76      33.37
S&P MidCap 400             0.97           6.08      27.98
S&P 500                    1.72           3.44      19.11

NAV ON 6/30/04: $28.19

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving a mainly small company index. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.

Portfolio holdings will vary in the future.

--------------------------------------------------------------------------------
TOP 5 INDUSTRIES
As a % of net assets, as of 6/30/04
Information                                  33.0%
Consumer Goods/Services                      16.1
Health Care                                  13.1
Energy/Minerals                              10.4
Finance                                       9.6

--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/04

1. ITT Educational
Services                        3.8%
Post Secondary Degree Programs

2. Western Wireless             3.1%
Rural Cellular Phone Services

3. Lincare Holdings             2.9%
Home Health Care Services

4. Kronos                       2.6%
Labor Management Solutions

5. AmeriCredit                  2.3%
Auto Lending

6. Equitable Resources          1.9%
Natural Gas Utility & Producer

7. Commonwealth
Telephone                       1.7%
Rural Phone Franchises & CLEC

8. Micros Systems               1.6%
Information Systems for
Restaurants & Hotels

9. First Health Group           1.5%
PPO Network

10. HCC Insurance
Holdings                        1.5%
Aviation Insurance


                                       5

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                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
Logo: Squirrrel
PERFORMANCE REVIEW    WANGER INTERNATIONAL SMALL CAP

Wanger International Small Cap finished the semiannual period up 10.21%, outperforming the 9.52% return of the Citigroup EMI Global ex-US Index. For the second quarter, the Fund was up 1.08% while the Citigroup EMI Global ex-US dropped 0.24%. By posting a positive result in a flat market in the second half of the period, the Fund gained back ground lost relative to its benchmark in the first quarter. The Fund also led the larger cap MSCI EAFE Index, which was up 4.56% for the six months ended June 30, 2004.

Winners included Kappa Create, a sushi restaurant chain in Japan, which was up nearly 58% in the first half of the year. Geberit International, a Swiss manufacturer of bathroom plumbing systems, was up 38% for the semiannual period. Energy prices remained high, which boosted profitability for many energy exploration and production companies. Canada's Fairborne Energy was up 79% for the six months and the United Kingdom's Tullow Oil was up 49% for the period.

The Fund's biggest loser in the second quarter was ASE Test, a Taiwanese semiconductor packaging and test services company, which was down 51% in the first half of 2004 on concerns that excess capacity in the semiconductor industry could weigh on profitability. Sales data for June, however, showed an 88% increase over numbers reported this time last year. While the stock continues to exhibit volatility, we feel the fundamental investment case remains intact. Another laggard was Jardine Lloyd Thompson Group, a business insurance broker in the United Kingdom, which was down 20% for the first half. Wah Lee Industrial, a Taiwanese distributor of chemicals, materials and equipment, was down 19% for the six-month period.

We continued to increase the Fund's exposure to Japan in the quarter, largely in businesses geared to the domestic economy, such as consumer goods and services, and financials. We also built small positions in countries where the Fund has in recent years had little or no exposure. In South Africa the Fund now holds family clothing chain Edgars Consolidated Stores. In Brazil, Wanger International Small Cap participated in the initial public offering of Natura Cosmeticos, a direct retailer of high-end skin care products. These investments reflect the Fund's continuous efforts to locate value wherever it may be.

Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Investments in small-cap companies may be subject to greater volatility and price fluctuations because they may be thinly traded and less liquid than investments in larger companies.

As of 6/30/04, the Fund's positions in the holdings mentioned were: Kappa Create, 1.4%; Geberit International, 0.9%; Fairborne Energy, 0.7%; Tullow Oil, 1.2%; ASE Test, 0.6%; Jardine Lloyd Thompson Group, 0.7%; Wah Lee Industrial, 0.4%; Edgars Consolidated Stores, 0.3%; Natura Cosmeticos, 0.4%.

Photo of: TODD M. NARTER                Photo of: CHRISTOPHER J. OLSON

TODD M. NARTER                          CHRISTOPHER J. OLSON
Co-Portfolio Manager                    Co-Portfolio Manager

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER INTERNATIONAL SMALL CAP

TOTAL RETURN FOR EACH PERIOD,
MAY 3, 1995 THROUGH JUNE 30, 2004

         AVERAGE ANNUAL RETURN
------------------------------------------
     1 year   5 years   Life of fund
     43.55%    7.81%       15.35%

Line Chart:
                        WANGER INTERNATIONAL              Citigroup EMI
                                   SMALL CAP               Global ex-US
5/3/95                                 10000                      10000
5/31/95                                10790                      10000
6/30/95                                10970                    9889.52
                                       11910                    10443.6
                                       12290                    10196.5
                                       12910                    10265.1
                                       12700                    9958.24
                                       12660                      10044
12/31/95                               13450                    10421.5
                                       14260                    10667.4
                                       15170                      10792
                                     15499.1                    11019.5
                                       16251                    11587.7
                                     16782.4                      11497
6/30/96                              17183.4                    11491.6
                                     16722.2                    11045.5
                                       17023                    11155.1
                                       17023                    11217.3
                                     17183.4                    11145.9
                                     17704.7                    11338.3
12/31/96                             17754.8                    11051.5
                                     18246.1                    10892.4
                                     18687.2                    11111.1
                                     18357.5                      10973
                                     18203.6                      10824
                                     18983.4                    11462.3
6/30/97                              19568.3                    11753.3
                                     19558.1                    11639.9
                                     18460.1                    11130.5
                                     19363.1                    11308.5
                                     18388.3                    10760.2
                                     17967.5                    10261.7
12/31/97                             17495.5                    10048.2
                                       18142                    10363.6
                                     19588.8                    11147.3
                                     21306.5                    11686.3
                                     21866.7                    11780.8
                                     21887.4                    11880.9
6/30/98                              21410.2                    11462.2
                                       21099                    11389.7
                                     17904.1                    9892.94
                                     17437.3                    9673.65
                                     18101.2                    10340.2
                                     19605.3                    10696.5
12/31/98                             20352.2                    10923.1
                                     20694.5                      10847
                                       20570                    10643.8
                                     21564.1                    11104.9
                                     23399.8                    11782.2
                                     23726.9                    11492.6
6/30/99                              25404.3                    11939.7
                                     27556.5                    12324.9
                                       28928                    12541.8
                                     29265.6                    12484.8
                                     30088.5                    12370.9
                                     36175.8                    12815.9
12/31/99                             46071.7                    13688.2
                                     46799.6                    13427.3
                                     56294.6                    13943.9
                                     54788.8                    14005.8
                                     46480.7                    13086.2
                                     42600.5                    12812.5
6/30/00                                44628                    13590.7
                                       43055                    13140.4
                                     45583.5                    13516.7
                                       41179                    12822.6
                                     36797.7                    12046.8
                                     33453.5                    11515.9
12/31/00                             33243.8                      11966
                                     34910.1                    12188.8
                                     32556.3                    11715.2
                                     29861.7                    10807.9
                                     30388.6                    11515.3
                                     31170.4                    11492.1
6/30/01                              29742.8                    11102.3
                                     28026.2                    10776.7
                                     27907.2                    10747.1
                                     23692.2                    9347.86
                                       24780                    9727.68
                                     25748.7                    10127.6
12/31/01                             26173.6                      10211
                                     25714.7                    10026.1
                                     25357.8                    10193.9
                                     27006.4                    10858.1
                                     28179.1                    11084.2
                                     28485.1                    11438.9
6/30/02                              27635.3                    10992.8
                                       24729                    10053.2
                                     23743.2                    9992.95
                                     21142.9                    9070.53
                                     21414.8                    9275.51
                                     22332.6                    9622.17
12/31/02                             22553.5                    9507.62
                                     22298.6                    9347.86
                                     21533.8                    9181.06
                                     21069.1                    9091.63
                                     22979.9                    9948.74
                                     24941.8                    10796.8
6/30/03                              25777.7                    11199.7
                                     26613.6                    11598.7
                                     27893.1                    12153.3
                                     29087.3                      12709
                                     31356.3                    13633.4
                                     32089.9                    13881.6
12/31/03                             33574.1                    14738.7
                                     35228.9                    15268.3
                                       36662                    15794.8
                                       36608                    16181.7
                                     35800.6                      15638
                                     35714.7                    15640.1
6/30/04                              37003.1                    16142.5

This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3,1995 (the date the Fund began operations) through June 30, 2004 with the Citigroup EMI Global ex-US. Dividends and capital gains are reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger International Small Cap is a diversified fund that invests primarily in the stocks of non-U.S. companies with capitalizations of less than $3 billion. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information and currency exchange rate fluctuations.

THE PERFORMANCE DATA QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN. VISIT WANGER.COM FOR MONTHLY PERFORMANCE UPDATES.

--------------------------------------------------------------------------------
RESULTS TO JUNE 30, 2004

                                            Year
                          2nd quarter      to date      1 year
WANGER INTERNATIONAL
  SMALL CAP                   1.08%         10.21%      43.55%
Citigroup EMI Global ex-US   -0.24           9.52       44.13
MSCI EAFE                     0.22           4.56       32.37
Lipper International
  Small Cap Funds Index       1.27          11.16       45.62

NAV ON 6/30/04: $21.54

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

The Citigroup EMI Global ex-US is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Small Cap Funds Index is made up of the 10 largest non-U.S. funds investing in small-cap companies. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.

Portfolio holdings will vary in the future.

--------------------------------------------------------------------------------
TOP 5 COUNTRIES
As a % of net assets, as of 6/30/04
Japan                                         16.5%
United Kingdom                                15.1
Netherlands                                    7.1
Ireland                                        6.7
France                                         6.3

--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/04


1. Anglo Irish Bank             1.7%
Corporate Lending & Private
Banking - Ireland

2. Kappa Create                 1.4%
Sushi Chain Restaurant
Operator - Japan

3. Grafton Group                1.4%
Builders, Wholesalers & DIY
Retailing - Ireland

4. Fugro                        1.3%
Survey & GPS Services -
Netherlands

5. Vallourec                    1.3%
Seamless Tubes - France

6. Tullow Oil                   1.2%
Oil & Gas Producer -
United Kingdom

7. Sika                         1.2%
Chemicals for Construction &
Industrial Application -
Switzerland

8 Amplifon                      1.2%
Hearing Aid Retailer - Italy

9. French Connection            1.2%
Clothing Wholesaler &
Retailer - United Kingdom

10. Exel                        1.2%
Global Logistics & Freight
Forwarding - United Kingdom

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
Logo: Squirrel
PERFORMANCE REVIEW    WANGER SELECT*

Wanger Select increased 8.24% in the first half of 2004, outperforming the 6.08% gain of the S&P MidCap 400. By comparison, the large-cap S&P 500 was up 3.44% for the six months.

The winners for the semiannual period included Harley-Davidson, ITT Educational Services, and Abercrombie & Fitch. Harley-Davidson and ITT were each up 32% in the first half of the year while teen retailer Abercrombie & Fitch was up 58%.

The biggest loser during the six months was First Health Group. Weak demand for the company's managed-care programs, coupled with enhanced nationwide PPO offerings by many of its competitors, sent the stock down 20% in the first half of the year. We believe that First Health Group's network and new program offerings have a competitive advantage and should help the company gain share in the corporate market.

We added two new names to the Fund's portfolio during the period: Skillsoft Publishing, an Internet-delivered software training company, and Tellabs, a manufacturer of telecom hardware. During the last three years of dismal telecom capital spending, Tellabs made inroads into new markets, such as data switching and fiber to residential users, while preserving its dominant market share in digital transport. We believe that cable and telephone companies worldwide will push to offer value-added services to their customers and Tellabs will be a beneficiary.

Ben Andrews was named lead portfolio manager of Wanger Select on May 1, 2004. Ben has worked with Columbia Wanger Asset Management since 1998 and has contributed greatly to the success of all of the funds advised by Columbia Wanger. Ben is backed by the same analyst team, following the same investment process, to pursue the same investment objective, as the previous manager. This investment process has existed within Columbia Wanger's family for more than three decades.

Wanger Select is a non-diversified fund. The performance of each of its holdings will have a greater impact on the Fund's total return, and may make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies.

As of 6/30/04, the Fund's positions in the holdings mentioned were: ITT Educational Services, 4.8%; Harley-Davidson, 5.9%; Abercrombie & Fitch, 3.4%; First Health Group, 4.3%; Skillsoft Publishing, 2.0%; Tellabs, 3.0%.

*Wanger Twenty was renamed Wanger Select on May 1, 2004.

Photo of: BEN ANDREWS

BEN ANDREWS
Portfolio Manager

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER SELECT*

TOTAL RETURN FOR EACH PERIOD,
FEBRUARY 1, 1999 THROUGH JUNE 30, 2004

       AVERAGE ANNUAL TOTAL RETURN
------------------------------------------
     1 year   5 years   Life of fund
     21.32%   10.84%       14.66%

Line Chart:
                               WANGER SELECT             S&P MidCap 400
2/1/99                                 10000                      10000
2/28/99                                 9750                    9476.42
                                       10530                    9741.15
                                       12150                    10509.5
                                       12220                    10555.1
6/30/99                                12530                    11120.2
                                       12510                    10883.9
                                       11420                    10510.9
                                       11410                    10186.3
                                       12250                    10705.4
                                       12510                    11267.2
12/31/99                               13430                    11936.9
                                       13090                    11600.7
                                       13100                    12412.6
                                     13696.7                    13451.5
                                     13049.5                    12981.8
                                     12694.5                    12819.8
6/30/00                                13822                    13008.1
                                     13404.4                    13213.6
                                     14782.4                    14688.9
                                     15064.3                    14588.3
                                     15126.9                    14093.6
                                     13748.9                    13029.8
12/31/00                             14698.9                    14026.6
                                     15231.3                      14339
                                     14312.7                    13520.7
                                     13790.7                    12515.5
                                     14761.6                    13896.1
                                       15555                    14219.7
6/30/01                              15220.9                    14162.3
                                     15053.9                    13951.3
                                     14427.5                      13495
                                     13592.3                    11816.4
                                     13895.1                    12339.1
                                     15387.9                      13257
12/31/01                             16035.2                    13941.9
                                     15763.8                    13869.5
                                     15398.4                    13886.5
                                     15920.3                    14879.2
                                     15043.4                    14809.6
                                     15481.9                    14559.9
6/30/02                              15210.5                    13494.2
                                     14302.2                    12187.1
                                     14698.9                    12248.4
                                     13978.6                    11261.6
                                     14813.7                    11749.6
                                     15450.6                    12429.3
12/31/02                             14813.7                    11918.6
                                     14709.4                    11570.3
                                     14751.1                    11294.7
                                     15022.5                    11389.9
                                       15889                    12216.9
                                     16786.8                    13229.3
6/30/03                              17277.5                    13397.9
                                     17997.8                    13873.3
                                     18718.1                    14502.6
                                       18311                    14280.6
                                     19083.5                    15360.4
                                     18979.1                    15895.6
12/31/03                             19365.4                    16163.8
                                     19908.3                    16514.1
                                       20472                    16910.6
                                     20481.1                    16982.4
                                     19906.4                      16425
                                     20219.9                    16765.7
6/30/04                              20961.8                    17147.3

This graph compares the results of $10,000 invested in Wanger Select on February 1, 1999 (the date the Fund began operations) through June 30, 2004, to the S&P MidCap 400 Index, with dividends and capital gains reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Part of the performance shown is due to the Fund's purchase of securities in IPOs. The impact of IPO purchases declines as a Fund grows large. Wanger Select is a non-diversified fund that invests primarily in the stocks of medium- to larger-size U.S. companies. Each stock may represent a significant part of its overall portfolio. The performance of each of these larger holdings will have a greater impact on Wanger Select's total return and may make the fund's returns more volatile than a more diversified fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

THE PERFORMANCE DATA QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN. VISIT WANGER.COM FOR MONTHLY PERFORMANCE UPDATES.

--------------------------------------------------------------------------------
RESULTS TO JUNE 30, 2004

                                       Year
                       2nd quarter   to date     1 year
WANGER SELECT              2.35%       8.24%     21.32%
S&P MidCap 400             0.97        6.08      27.98
S&P 500                    1.72        3.44      19.11
Lipper Mid-Cap
  Growth Index             1.32        5.28      23.14

NAV ON 6/30/04: $20.06

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. The Lipper Mid-Cap Growth Index measures the performance of the 30 largest mid-cap growth funds tracked by Lipper. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.

Portfolio holdings will vary in the future.

*Wanger Twenty was renamed Wanger Select on May 1, 2004.

--------------------------------------------------------------------------------
TOP 5 INDUSTRIES
As a % of net assets, as of 6/30/04
Information                                   35.9%
Consumer Goods/Services                       32.5
Finance                                       13.8
Health Care                                    7.2
Industrial Goods/Services                      3.1


--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/04

1. Harley-Davidson              5.9%
Motorcycles & Related
Merchandise

2. TCF Financial                5.9%
Great Lakes Bank

3. McAfee                       5.3%
Security Software & Services

4. ITT Educational Services     4.8%
Post Secondary Degree Programs

5. First Health Group           4.3%
PPO Network

6. PeopleSoft                   4.2%
HR, ERP, CRM & Supply
Chain Software

7. Interpublic Group            4.1%
Advertising

8. Synopsys                     3.9%
Software for Designing
Semiconductor Chips

9. Safeway                      3.9%
Retail Food & Drug Stores

10. Herman Miller               3.6%
Office Furniture

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
Logo: Squirrel
PERFORMANCE REVIEW     WANGER INTERNATIONAL SELECT*

Wanger International Select rose 7.92% in the first half of 2004. This compares to a 7.29% gain for the Citigroup World ex-U.S. Cap Range $2-10B Index.

Big dollar winners for the six months included Neopost, a French company that makes postage meters. The company was up 18% for the half on solid results and continued growth. The United Kingdom's BG Group, an oil and gas producer, was up 21% for the six months due to higher oil prices and subsequent improvements in margins and profitability. Japan's Hoya, a maker of eyeglass lenses and opto-electrical components, finished the half up 15%.

Jardine Lloyd Thompson Group in the United Kingdom was the Fund's biggest dollar loser for the six months ended June 30. The company is a business insurance broker. Shares dropped nearly 20% in six months due to the weaker dollar and the softer market for reinsurance this year. Despite the recent weakness in the stock price, management has continued to deliver good growth. With more than a 5% dividend yield, attractive valuation and strong management, we feel that the recent weakness may be overdone.

Other laggards to performance included Venture, an electronic manufacturing services provider in Singapore, down 9% for the six months. In Hong Kong, Li & Fung, a producer of consumer goods, was down 10% year to date.

Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 6/30/04, the Fund's positions in the holdings mentioned were: Neopost, 3.2%; BG Group, 3.6%; Hoya, 2.7%; Jardine Lloyd Thompson Group, 1.6%; Venture, 1.8%; Li & Fung, 1.6%.

*Wanger Foreign Forty was renamed Wanger International Select on May 1, 2004.

Photo of: TODD M. NARTER                Photo of: CHRISTOPHER J. OLSON

TODD M. NARTER                          CHRISTOPHER J. OLSON
Co-Portfolio Manager                    Co-Portfolio Manager

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER INTERNATIONAL SELECT*

TOTAL RETURN FOR EACH PERIOD,
FEBRUARY 1, 1999 THROUGH JUNE 30, 2004

      AVERAGE ANNUAL TOTAL RETURN
----------------------------------------
     1 year   5 years   Life of fund
     38.47%    8.61%      10.48%


Line chart:
                        WANGER INTERNATIONAL            Citigroup World
                                      SELECT               ex-US $2-10B
2/1/99                                 10000                      10000
2/28/99                                10020                       9750
                                       10190                      10135
                                       10620                      10701
                                       10480                      10249
6/30/99                                11350                      10624
                                       11650                      11021
                                       11800                      11144
                                       11650                      11183
                                       12160                      11188
                                       14530                      11508
12/31/99                               18390                      12388
                                       17890                      11789
                                       21580                      11941
                                       20853                      12299
                                       20916                      11806
                                       19304                      11616
6/30/00                                20193                      12232
                                       19817                      11836
                                       20863                      12208
                                       19827                      11802
                                       19356                      11437
                                       17042                      11096
12/31/00                               18100                      11638
                                       18885                      11580
                                       16812                      11159
                                       14664                      10289
                                       15748                      11048
                                       15703                      10954
6/30/01                                15052                      10669
                                       14333                      10401
                                       14082                      10307
                                       11811                       9110
                                       12405                       9476
                                       12941                       9814
12/31/01                               13283                       9835
                                       12656                       9545
                                       12496                       9690
                                       12918                      10245
                                       13238                      10432
                                       13352                      10764
6/30/02                                12907                      10390
                                       11537                       9460
                                       11731                       9437
                                       10864                       8593
                                       10898                       8746
                                       11218                       9192
12/31/02                               11252                       8933
                                       10704                       8708
                                       10271                       8546
                                       10358                       8400
                                       11343                       9142
                                       12317                       9797
6/30/03                                12386                      10077
                                       12604                      10481
                                       13142                      11086
                                       13600                      11543
                                       14529                      12434
                                       14861                      12538
12/31/03                               15892                      13367
                                       16190                      13648
                                       16877                      13977
                                       17001                      14520
                                       16702                      14026
                                       16725                      13987
6/30/04                                17150                      14342

This graph compares the results of $10,000 invested in Wanger International Select on February 1, 1999 (the date the Fund began operations) through June 30, 2004, to the Citigroup World ex-US Cap Range $2-10B Index, with dividends and capital gains reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger International Select is a diversified fund that invests in the stocks of medium- to larger-size companies with market capitalizations of $2 to $25 billion. Prior to 2/1/02, Wanger International Select was a non-diversified fund, meaning that the performance of its holdings would have a greater impact on Wanger International Select's total return and may make the fund's returns more volatile than a more diversified international fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

THE PERFORMANCE DATA QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUND PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN. VISIT WANGER.COM FOR MONTHLY PERFORMANCE UPDATES.

--------------------------------------------------------------------------------
RESULTS TO JUNE 30, 2004

                                      Year
                       2nd quarter   to date   1 year

WANGER INTERNATIONAL
  SELECT                   0.88%      7.92%    38.47%
Citigroup World ex-US
  Cap Range $2-10B        -1.23       7.29     42.32
MSCI EAFE                  0.22       4.56     32.37
Lipper International
  Funds Index             -1.08       3.86     29.36

NAV ON 6/30/04: $14.92

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

The Citigroup World ex-U.S. Cap Range $2-10B is a subset of the broad market, selected by the index sponsor, representing the mid-cap developed market, excluding the United States. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, a widely recognized international benchmark that comprises 20 major markets in Europe, Australia and the Far East. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Funds Index is made up of the 30 largest non-U.S. funds. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.

Portfolio holdings will vary in the future.

*Wanger Foreign Forty was renamed Wanger International Select on May 1, 2004.

--------------------------------------------------------------------------------
TOP 5 COUNTRIES
As a % of net assets, as of 6/30/04
Japan                                        24.5%
United Kingdom                               20.2
Ireland                                       8.8
Switzerland                                   8.5
France                                        5.9

--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/04

1. Anglo Irish Bank             5.4%
Corporate Lending &
Private Banking - Ireland

2. Exel                         4.3%
Global Freight Forwarding -
United Kingdom

3. BG Group                     3.6%
Oil & Gas Producer -
United Kingdom

4. Komercni Banka               3.2%
Czech Republic Third Largest
Bank - Czech Republic

5. Neopost                      3.2%
Postage Meter Machines
- France

6. Funai Electric               3.2%
Consumer Electronics - Japan

7. Daito Trust
Construction                    3.1%
Apartment Builder - Japan

8. Den norske Bank              3.0%
Largest Norwegian Bank - Norway

9. Sugi Pharmacy                2.9%
Drugstores - Japan

10. Hoya                        2.7%
Opto-Electrical Components &
Eyeglass Lenses - Japan

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004

-----------------------------------------------------------------------
Number of                                                         Value
Shares

           COMMON STOCKS-90.3%

           INFORMATION-33.0%
-----------------------------------------------------------------------
           BUSINESS/CONSUMER SOFTWARE-10.1%

  622,825  Kronos (b)                                       $25,660,390
           Labor Management Solutions

  322,900  Micros Systems (b)                                15,489,513
           Information Systems for Restaurants & Hotels

1,030,000  JDA Software Group (b)                            13,565,100
           Applications/Software & Services for Retailers

1,510,000  Novell (b)                                        12,668,900
           Directory, Identity Management & Authorization
           Software

  710,600  Mapics (b)                                         7,503,936
           Mid-Market ERP Software

  350,327  PeopleSoft (b)                                     6,481,050
           HR, ERP, CRM & Supply Chain Software

  429,800  MRO Software (b)                                   5,849,578
           Enterprise Management Software

  628,200  E.Piphany (b)                                      3,034,206
           CRM Software

  121,800  Group 1 Software (b)                               2,795,310
           Address Verification Software

  820,000  Indus International (b)                            1,722,000
           Enterprise Asset Management Software

   90,000  SPSS (b)                                           1,617,300
           Statistical/Business Analysis Software

   64,500  THQ (b)                                            1,477,050
           Entertainment Software
-----------------------------------------------------------------------
                                                             97,864,333

-----------------------------------------------------------------------
           MOBILE COMMUNICATIONS-4.4%

1,057,000  Western Wireless (b)                              30,557,870
           Rural Cellular Phone Services

  495,000  Crown Castle International (b)                     7,301,250
           Communication Towers in USA & UK

   46,000  Telephone & Data Systems                           3,275,200
           Cellular & Telephone Services

  198,350  COMARCO (b)                                        1,398,335
           Wireless Network Testing
-----------------------------------------------------------------------
                                                             42,532,655



-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           COMPUTER HARDWARE/RELATED SYSTEMS-2.5%

  415,800  Seachange International (b)                       $7,018,704
           Systems for Video on Demand & Ad Insertion

  960,000  3Com (b)                                           6,000,000
           Networking Equipment

   40,000  Rogers (b)                                         2,796,000
           PCB Laminates & High Performance Foams

  120,000  Unova (b)                                          2,430,000
           Barcode & Wireless LAN Systems

  195,000  CTS                                                2,351,700
           Electronic Components, Sensors & EMS

   50,000  Avocent (b)                                        1,837,000
           Computer Control Switches

   35,000  Applied Films (b)                                  1,015,700
           Thin-Film Glass Coating Equipment

    9,900  Zebra Technologies (b)                               861,300
           Bar Code Printing Hardware, Supplies & Software

  301,205  SensAble Technologies (b)(d)                         364,458
           Sensory Devices for Computer Based Sculpting
-----------------------------------------------------------------------
                                                             24,674,862

-----------------------------------------------------------------------
           TRANSACTION PROCESSORS-2.1%

  273,440  Global Payments                                   12,310,269
           Credit Card Processor

  448,000  Pegasus Systems (b)                                5,882,240
           Transaction Processor for Hotel Industry

  116,000  Euronet Worldwide (b)                              2,683,080
           ATM Processor
-----------------------------------------------------------------------
                                                             20,875,589

-----------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT-2.0%

  837,800  Aspect Telecommunications (b)                     11,896,760
           Call Center Equipment

  340,000  Andrew (b)                                         6,803,400
           Wireless Infrastructure Equipment

  100,000  Symmetricom (b)                                      890,000
           Network Timing & Synchronization Devices
-----------------------------------------------------------------------
                                                             19,590,160

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


-----------------------------------------------------------------------
Number of                                            Value
Shares

-----------------------------------------------------------------------
           RADIO-2.0%

  378,600  Salem Communications (b)                         $10,271,418
           Radio Stations for Religious Programming

  515,000  Spanish Broadcasting (b)                           4,794,650
           Spanish Language Radio Stations

  130,900  Saga Communications (b)                            2,388,925
           Radio Stations in Small & Mid-sized Cities

  110,000  Cumulus Media, Cl. A (b)                           1,849,100
           Radio Stations in Small Cities
-----------------------------------------------------------------------
                                                             19,304,093

-----------------------------------------------------------------------
           BUSINESS INFORMATION/MARKETING
           SERVICES/MARKETING-1.9%

  153,700  Getty Images (b)                                   9,222,000
           Photographs for Publications & Electronic Media

  345,000  Navigant Consulting (b)                            7,396,800
           Consulting Firm

  200,000  InfoUSA (b)                                        2,028,000
           Business Data for Sales Leads
-----------------------------------------------------------------------
                                                             18,646,800

-----------------------------------------------------------------------
           SEMICONDUCTORS/RELATED EQUIPMENT-1.7%

  325,000  Integrated Circuit Systems (b)                     8,827,000
           Silicon Timing Devices

  360,000  Pericom Semiconductor (b)                          3,855,600
           Semiconductors-Interface Integrated circuits

   70,000  Littelfuse (b)                                     2,968,700
           Little Fuses

  125,900  IXYS (b)                                             992,092
           Power Semiconductors
-----------------------------------------------------------------------
                                                             16,643,392

-----------------------------------------------------------------------
           TELECOMMUNICATIONS/WIRELINE COMMUNICATIONS-1.7%

  368,300  Commonwealth Telephone (b)                        16,488,791
           Rural Phone Franchises & CLEC

-----------------------------------------------------------------------
           INSTRUMENTATION-1.4%

  288,000  Tektronix (b)                                      9,797,760
           Analytical Instruments

   90,000  Trimble Navigation (b)                             2,501,100
           GPS-Based Instruments



Number of                                                         Value
Shares
-----------------------------------------------------------------------
           INSTRUMENTATION-1.4% (CONT)

   25,000  Mettler Toledo (b)                                $1,228,500
           Laboratory Equipment
-----------------------------------------------------------------------
                                                             13,527,360

-----------------------------------------------------------------------
           COMPUTER SERVICES-1.0%

  753,000  RCM Technologies (b)(c)                            4,780,797
           Technology Staffing Services

  705,500  AnswerThink Consulting (b)                         4,042,505
           IT Integrator for Fortune 2000

  256,600  Analysts International (b)                           790,308
           Technology Staffing Services
-----------------------------------------------------------------------
                                                              9,613,610

-----------------------------------------------------------------------
           INTERNET-0.7%

  355,000  ValueClick (b)                                     4,252,900
           Internet Advertising

  355,600  DoubleClick (b)                                    2,763,012
           Internet Advertising & Direct Marketing
           Statistical Data
-----------------------------------------------------------------------
                                                              7,015,912

-----------------------------------------------------------------------
           TELEVISION PROGRAMMING-0.7%

  620,000  Mediacom Communications (b)                        4,848,400
           Cable Television Franchises

  138,500  Gray Television                                    1,923,765
           Mid-Market Affiliated TV Stations
-----------------------------------------------------------------------
                                                              6,772,165

-----------------------------------------------------------------------
           TV/SATELLITE BROADCASTING-0.5%

  600,000  Entravision Communications (b)                     4,608,000
           Spanish Language TV, Radio & Outdoor

-----------------------------------------------------------------------
           CONTRACT MANUFACTURING-0.3%

  220,000  Plexus (b)                                         2,970,000
           Electronic Manufacturing Services

-----------------------------------------------------------------------
           INFORMATION-TOTAL                                321,127,722

           CONSUMER GOODS/SERVICES-16.1%

-----------------------------------------------------------------------
           RETAIL-6.3%

  405,750  Aeropostale (b)                                   10,918,683
           Mall Based Teen Retailer

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004

-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           RETAIL-6.3% (CONT)

  116,600  Urban Outfitters (b)                              $7,102,106
           Eclectic Home & Apparel Retailer

  210,000  Ann Taylor (b)                                     6,085,800
           Women's Apparel Retailer

  198,000  Zale Corp (b)                                      5,397,480
           Specialty Retailer of Jewelry

  289,150  Christopher & Banks (b)                            5,120,807
           Specialty Women's Retailer at
           Moderate Price Levels

  145,000  Petco Animal Supplies (b)                          4,670,450
           Pet Supplies & Services

  163,000  Genesco (b)                                        3,851,690
           Multi-Concept Branded Footware Retailer

  425,000  Winn Dixie Stores (b)                              3,060,000
           Supermarkets in the Southeast US

  145,750  Hot Topic (b)                                      2,986,418
           Music Inspired Retailer of Apparel,
           Accessories & Gifts

   50,000  Michaels Stores                                    2,750,000
           Craft & Hobby Specialty Retailer

  129,900  Brookstone (b)                                     2,604,495
           Specialty Consumer Product Retailer

   65,000  Abercrombie & Fitch (b)                            2,518,750
           Teen Apparel Retailer

   70,000  Sports Authority (b)                               2,513,000
           Sporting Goods Store

  150,000  Gaiam (b)                                          1,017,000
           Healthy Living Catalog & E-Commerce

   20,000  Chico's FAS                                          903,200
           Women's Specialty Retail
-----------------------------------------------------------------------
                                                             61,499,879

-----------------------------------------------------------------------
           CONSUMER SERVICES-5.2%

  972,000  ITT Educational Services (b)                      36,955,440
           Post Secondary Degree Programs

  390,000  Coinstar (b)                                       8,568,300
           Owner/Operator of Coin Counting Machines

   80,000  Weight Watchers (b)                                3,131,200
           Weight Loss Program

  101,500  Central Parking                                    1,897,035
           Owner, Operator & Manager of Parking
           Lots & Garages
-----------------------------------------------------------------------
                                                             50,551,975



-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           APPAREL-2.2%

  485,400  Steven Madden (b)                                 $9,693,438
           Wholesaler/Retailer of Fashion Footware

  192,000  Coach (b)                                          8,676,480
           Designer & Retailer of Branded
           Leather Accessories

   59,200  Oxford Industries                                  2,578,752
           Branded & Private Label Apparel

-----------------------------------------------------------------------
                                                             20,948,670

-----------------------------------------------------------------------
           FURNITURE & TEXTILES-1.0%

  110,000  Herman Miller                                      3,183,400
           Office Furniture

   42,000  American Woodmark                                  2,513,700
           Kitchen Cabinets

   33,000  Mohawk Industries (b)                              2,419,890
           Carpet & Flooring Manufacturer

   40,000  HNI                                                1,693,200
           Office Furniture & Fireplaces
-----------------------------------------------------------------------
                                                              9,810,190

-----------------------------------------------------------------------
           ENTERTAINMENT/LEISURE PRODUCTS-0.7%

   51,300  International Speedway Motors                      2,495,232
           Largest Motorsport Racetrack Owner & Operator

   45,000  Speedway Motors                                    1,504,800
           Motorsport Racetrack Owner & Operator

   90,000  Action Performance                                 1,356,300
           Motorsport Collectibles & Merchandising

   50,000  Leapfrog Enterprises (b)                             994,500
           Educational Toys
-----------------------------------------------------------------------
                                                              6,350,832

-----------------------------------------------------------------------
           CASINOS-0.3%

  105,000  Alliance Gaming (b)                                1,801,800
           Diversified Gaming Company

  107,700  Monarch Casino & Resort (b)                        1,518,750
           Casino/Hotel in Reno
-----------------------------------------------------------------------
                                                              3,320,550

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           NON-DURABLES-0.3%

   47,000  Scotts (b)                                        $3,002,360
           Consumer Lawn & Garden Products

-----------------------------------------------------------------------
           FOOD-0.1%

   37,000  NBTY (b)                                           1,087,430
           Vitamins & Supplements

-----------------------------------------------------------------------
           CONSUMER GOODS/SERVICES-TOTAL                    156,571,886

           HEALTH CARE-13.1%
-----------------------------------------------------------------------
           SERVICES-5.6%

  866,000  Lincare Holdings (b)                              28,456,760
           Home Health Care Services

  963,000  First Health Group (b)                            15,032,430
           PPO Network

  481,800  NDCHealth Group                                   11,177,760
           Health Claims Processing & Drug
           Marketing Services
-----------------------------------------------------------------------
                                                             54,666,950

-----------------------------------------------------------------------
           MEDICAL EQUIPMENT-3.8%

  412,000  Edwards Lifesciences (b)                          14,358,200
           Heart Valves

  166,300  Diagnostic Products                                7,307,222
           Immunodiagnostic Kits

  248,600  Visx (b)                                           6,642,592
           Laser Eye Surgery

   93,500  Orthofix International (b)                         3,995,255
           Bone Fixation & Stimulation Devices

  111,700  ICU Medical (b)                                    3,745,301
           Intravenous Therapy Products

   35,000  CTI Molecular Imaging                                496,300
           Medical Diagnostic Devices
-----------------------------------------------------------------------
                                                             36,544,870

-----------------------------------------------------------------------
           BIOTECHNOLOGY/DRUG DELIVERY-3.2%

  237,000  Par Pharmaceuticals (b)                            8,344,770
           Generic Drug Manufacturer

  350,000  Atherogenics (b)                                   6,660,500
           Drugs for Atherosclerosis, Rheumatoid
           Arthritis & Asthma



-----------------------------------------------------------------------
Number of                                            Value
Shares

-----------------------------------------------------------------------
           BIOTECHNOLOGY/DRUG DELIVERY-3.2% (CONT)

  270,000  Nektar Therapeutics (b)                           $5,389,200
           Pulmonary Drug Delivery

  310,000  Ligand Pharmaceuticals (b)                         5,387,800
           Drugs for Pain, Cancer, Osteoporosis, & Diabetes

  375,100  Lexicon Genetics (b)                               2,940,784
           Drug Discovery

  135,000  Bioveris (b)                                       1,123,200
           Immunodiagnostic Technology

  154,231  SYRRX, Series C (b)(d)                               771,155
           X-Ray Crystallography

  250,000  Locus Discovery, Series D. Pfd. (b)(d)               500,000
           High Throughput Rational Drug Design
-----------------------------------------------------------------------
                                                             31,117,409

-----------------------------------------------------------------------
           MEDICAL SUPPLIES-0.5%

  100,700  Techne (b)                                         4,375,415
           Cytokines, Antibodies, Other Reagents
           For Life Sciences
-----------------------------------------------------------------------
           HEALTH CARE-TOTAL                                126,704,644

           ENERGY/MINERALS-10.4%
-----------------------------------------------------------------------
           OIL SERVICES-3.9%

  490,700  FMC Technologies (b)                              14,132,160
           Deep Water Oil & Gas Well Head Manufacturer

1,231,000  Newpark Resources (b)                              7,632,200
           Oilfield Fluid Management & Equipment Rental

  105,000  Carbo Ceramics                                     7,166,250
           Natural Gas Well Stimulants

  250,000  Chicago Bridge & Iron                              6,962,500
           Engineering & Construction for
           Petrochemicals & LNG

  205,000  Key Energy Services (b)                            1,935,200
           Oil & Gas Well Workover Services
-----------------------------------------------------------------------
                                                             37,828,310

-----------------------------------------------------------------------
           DISTRIBUTION/MARKETING/REFINING-3.4%

  358,000  Equitable Resources                               18,512,180
           Natural Gas Utility & Producer

  460,000  Oneok                                             10,115,400
           Natural Gas Utility, Marketing & Processing

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004

-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           DISTRIBUTION/MARKETING/REFINING-3.4% (CONT)
  168,000  Atmos Energy                                      $4,300,800
           Natural Gas Utility
-----------------------------------------------------------------------
                                                             32,928,380

-----------------------------------------------------------------------
           OIL/GAS PRODUCERS-3.1%

  296,000  Western Gas                                        9,614,080
           Oil Producer & Coal Seam Gas Producer

  215,000  Ultra Petroleum (b)                                8,025,950
           Natural Gas Producer

   75,000  Quicksilver Resources (b)                          5,030,250
           Natural Gas & Coal Seam Gas Producer

  108,400  Southwestern Energy (b)                            3,107,828
           Oil & Gas Exploration/Production

  125,600  Clayton Williams Energy (b)                        3,001,840
           Oil & Gas Producer

   73,000  Range Resources                                    1,065,800
           Oil & Gas Producer

   43,200  McMoRan Exploration (b)                              673,056
           Natural Gas Producers & LNG Developer
-----------------------------------------------------------------------
                                                             30,518,804

-----------------------------------------------------------------------
           ENERGY/MINERALS-TOTAL                            101,275,494

           FINANCE-9.6%
-----------------------------------------------------------------------
           INSURANCE-3.4%

  447,000  HCC Insurance Holdings                            14,934,270
           Aviation Insurance

   39,000  Markel (b)                                        10,822,500
           Specialty Insurance

   92,000  Leucandia National                                 4,572,400
           Insurance Holding Company

   35,000  Philadelphia Consolidated Holding (b)              2,102,450
           Specialty Insurance

   77,000  United National Group                              1,163,470
           Specialty Insurance
-----------------------------------------------------------------------
                                                             33,595,090

-----------------------------------------------------------------------
           FINANCE COMPANIES-2.7%

1,135,400  AmeriCredit (b)                                   22,174,332
           Auto Lending

Number of                                                         Value
Shares

-----------------------------------------------------------------------
           FINANCE COMPANIES-2.7% (CONT)

  217,100  World Acceptance (b)                              $3,979,443
           Personal Loans

-----------------------------------------------------------------------
                                                             26,153,775

-----------------------------------------------------------------------
           BANKS/SAVINGS & LOANS-2.5%

  158,500  TCF Financial                                      9,200,925
           Great Lakes Bank

   90,000  Downey Financial                                   4,792,500
           California Home Lender

  105,500  Chittenden                                         3,708,325
           Vermont & Western Massachusetts Bank

   53,350  Texas Regional Bancshares                          2,449,299
           TexMex Bank

   85,200  Anchor Bancorp Wisconsin                           2,252,688
           Wisconsin Thrift

   52,200  Peoples Bank Bridgeport                            1,626,030
           Connecticut Savings & Loan
-----------------------------------------------------------------------
                                                             24,029,767

-----------------------------------------------------------------------
           MONEY MANAGEMENT-1.0%

  321,000  SEI Investments                                    9,321,840
           Mutual Fund Administration

-----------------------------------------------------------------------
           FINANCE-TOTAL                                     93,100,472

           INDUSTRIAL GOODS/SERVICES-7.0%
-----------------------------------------------------------------------
           MACHINERY-2.3%

  243,000  Esco Technologies (b)                             12,966,480
           Filtration & Test Equipment

  210,000  Ametek                                             6,489,000
           Aerospace/Industrial Instruments

   78,000  Pentair                                            2,623,920
           Pumps, Water Treatment & Tools

-----------------------------------------------------------------------
                                                             22,079,400

-----------------------------------------------------------------------
           INDUSTRIAL GOODS-1.1%

  135,300  Mine Safety Appliances                             4,559,610
           Safety Equipment

   98,000  Clarcor                                            4,488,400
           Mobile & Industrial Filters

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           INDUSTRIAL GOODS-1.1% (CONT)

   17,000  Genlyte Group (b)                                 $1,068,960
           Commercial Lighting Fixtures

   10,300  Intermagnetics General (b)                           350,509
           Superconducting Wire
-----------------------------------------------------------------------
                                                             10,467,479

-----------------------------------------------------------------------
           OTHER INDUSTRIAL SERVICES-0.9%

  412,100  Insurance Auto Auctions (b)                        7,005,700
           Auto Salvage Services

  125,000  Clark/Bardes Consulting (b)                        2,318,750
           Executive Compensation & Benefits Consulting
-----------------------------------------------------------------------
                                                              9,324,450

-----------------------------------------------------------------------
           WATER-0.7%

  133,000  Cuno (b)                                           7,095,550
           Filtration & Fluids Clarification

-----------------------------------------------------------------------
           LOGISTICS-0.7%

  134,000  Hub Group (b)                                      4,569,400
           Truck & Rail Freight Forwarder

   59,600  Forward Air (b)                                    2,229,040
           Freight Transportation Between Airports
-----------------------------------------------------------------------
                                                              6,798,440

-----------------------------------------------------------------------
           INDUSTRIAL DISTRIBUTION-0.5%

  100,000  Nuco2 (b)                                          1,970,000
           Bulk CO2 Gas Distribution to Restaurants

  100,000  Aviall (b)                                         1,901,000
           Aircraft Replacement Parts Distributor

   50,000  Airgas                                             1,195,500
           Industrial Gas Distributor
-----------------------------------------------------------------------
                                                              5,066,500

-----------------------------------------------------------------------
           SPECIALTY CHEMICALS & INDUSTRIAL MATERIALS-0.4%

   95,000  Spartech                                           2,464,300
           Plastics Distribution & Compounding

   70,000  Schulman                                           1,504,300
           Plastics Distribution & Compounding
-----------------------------------------------------------------------
                                                              3,968,600



-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           CONSTRUCTION-0.2%

   45,000  Florida Rock Industries                           $1,897,650
           Concrete & Aggregates

-----------------------------------------------------------------------
           STEEL-0.2%

   50,000  Gibraltar Steel                                    1,641,000
           Steel Processing

-----------------------------------------------------------------------
           INDUSTRIAL GOODS/SERVICES-TOTAL                   68,339,069

           OTHER INDUSTRIES-1.1%
-----------------------------------------------------------------------
           REGULATED UTILITIES-0.7%

  345,000  Northeast Utilities                                6,717,150
           Regulated Electric Utility

-----------------------------------------------------------------------
           REAL ESTATE-0.4%

   47,000  The Rouse Company                                  2,232,500
           Regional Shopping Malls

  100,000  Crescent Real Estate Equities                      1,612,000
           Class A Office Buildings

   25,000  Highland Hospitality (b)                             251,250
           Hotel Real Estate Investment Trust

-----------------------------------------------------------------------
                                                              4,095,750

-----------------------------------------------------------------------
           OTHER INDUSTRIES-TOTAL                            10,812,900

TOTAL COMMON STOCKS (COST: $570,280,768)-90.3%              877,932,187


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


-----------------------------------------------------------------------
Principal                                                         Value
Amount

SHORT-TERM OBLIGATIONS-9.8%
-----------------------------------------------------------------------
$35,000,000   SBC International 1.17% due 7/6/04            $34,994,313
 28,000,000   General Electric Capital 1.15%
              due 7/7/04                                     27,994,633
 31,838,000   Repurchase agreement with State
              Street Bank & Trust, Co. dated 6/30/04,
              due 7/1/04 at 1.30%, collateralized by
              Federal Home Loan Mortgage
              Association Notes, maturing 2/15/05,
              market value $32,478,797 (repurchase
              proceeds: $31,839,150)                         31,838,000
-----------------------------------------------------------------------
(AMORTIZED COST: $94,826,946)                                94,826,946

TOTAL INVESTMENTS (COST: $665,107,714)-100.1% (a)           972,759,133
-----------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-(0.1%)                 (620,070)
-----------------------------------------------------------------------


TOTAL NET ASSETS-100%                                      $972,139,063
-----------------------------------------------------------------------



-----------------------------------------------------------------------
   NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2004, cost for federal income tax purposes is $665,107,714. The net unrealized appreciation was $307,651,419 consisting of gross unrealized appreciation of $332,849,582 and gross unrealized depreciation of $25,198,163.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On June 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following company:

        RCM Technologies      6.66%

     The aggregate cost and value of this company at June 30, 2004, was $5,474,962 and $4,780,797, respectively. Investments in affiliate companies represent 0.49% of total net assets at June 30, 2004. The change in unrealized gain in affiliated companies amounted to $439,000 during the six months ended June 30, 2004. There were proceeds from sales of affiliate companies of $673,000 and net realized losses of $3,018,000 during the six months ended June 30, 2004. There was no other investment activity during the period.

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At June 30, 2004, these securities amounted to $1,635,613 which represents 0.17% of total net assets.

     Additional information on these securities is as follows:

                       Acquisition
     Security              Date          Shares        Cost         Value
----------------------------------------------------------------------------
   Locus Discovery,
      Series D. Pfd.      9/5/01        250,000     $1,000,000   $  500,000
   Sensable
      Technologies
      Series C. Pfd.      4/4/00        301,205      1,000,000      364,458
   SYRRX, Series C.       1/8/01        154,231      1,002,502      771,155
                                                    ----------   ----------
                                                    $3,002,502   $1,635,613
                                                    ==========   ==========


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004

-----------------------------------------------------------------------
Number of                                                         Value
Shares

           COMMON STOCKS-94.7%

           EUROPE-58.2%
-----------------------------------------------------------------------
           UNITED KINGDOM/IRELAND-21.8%

  500,000  Anglo Irish Bank (Ireland)                        $7,832,256
           Corporate Lending &Private Banking

  800,000  Grafton Group (Ireland)                            6,383,403
           Builders, Wholesalers & DIY Retailing

2,600,000  Tullow Oil (b)                                     5,807,627
           Oil & Gas Producer

  750,000  French Connection                                  5,655,399
           Clothing Wholesaler & Retailer

  400,000  Exel                                               5,577,671
           Global Logistics & Freight Forwarding

1,000,000  International Greetings                            5,283,516
           Private Label Greeting Products

  650,000  Kensington                                         5,196,601
           Non-Conforming Mortgage Company

1,450,000  United Drug (Ireland)                              4,938,053
           Irish Pharmaceutical Wholesaler & Outsourcer

  550,000  Business Post Group                                4,900,143
           UK Parcel & Express Mail Service

  300,000  Depfa Bank (Ireland)                               4,379,150
           International Public Sector Finance

  200,000  Kerry Group (Ireland)                              4,236,732
           Specialty Food Ingredient Company

  155,000  Cobham                                             3,931,784
           Aerospace

1,629,000  RPS Group                                          3,850,214
           Environmental Consulting

  750,000  Charles Taylor Group                               3,451,011
           Insurance

  459,800  Jardine Lloyd Thompson Group                       3,427,863
           Business Insurance Broker

  250,000  Jurys Doyle Hotel (Ireland)                        3,167,835
           Hotel Group

  600,000  Care UK                                            3,142,535
           Nursing Home & Psychiatric Care Facilities

  700,000  Bloomsbury Publishing                              3,112,411
           Publishing

  400,000  Burberry                                           2,971,856
           Apparel Retailer



Number of                                                         Value
Shares

-----------------------------------------------------------------------
           UNITED KINGDOM/IRELAND-21.8% (CONT)

  260,000  Spectris                                          $2,358,022
           Electronic Instruments & Controls

  120,000  Intermediate Capital                               2,355,600
           European Provider of Mezzanine Capital

  575,000  Metal Bulletin                                     2,320,099
           Publisher-Metals, Derivatives, Hedge Fund Journals

  350,000  Vitec Group                                        2,207,158
           Photo, Film Production & Broadcast Accessories

  425,000  Expro International                                2,121,678
           Offshore Oil Field Services

  133,364  Northgate                                          1,680,379
           Light Commercial Vehicle Rental Specialist

  100,000  Surfcontrol (b)                                    1,110,939
           Internet Filtering Software
-----------------------------------------------------------------------
                                                            101,399,935

-----------------------------------------------------------------------
           NETHERLANDS-7.1%

   92,347  Fugro                                              5,950,919
           Survey & GPS Services

   96,400  OPG Groep                                          5,159,539
           Pharmaceutical Wholesaler & Retailer

  137,743  Aalberts Industries                                4,124,632
           Flow Control & Heat Treatment

  116,000  Sligro Food Group                                  3,698,312
           Food Service & Wholesaling

  216,122  United Services Goup                               3,526,609
           Temporary Staffing Services

   69,135  Hunter Douglas                                     3,365,860
           Decorative Window Coverings

   59,300  Koninklijke Ten Cate                               3,243,228
           Advanced Textiles & Industrial Fabrics

   98,000  IM Tech                                            2,685,787
           Technical Engineering

  153,055  Am NV                                              1,433,859
           Property Developer
-----------------------------------------------------------------------
                                                             33,188,745

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004



-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           FRANCE/BELGIUM-7.0%

   60,000  Vallourec                                         $5,898,165
           Seamless Tubes

   41,000  Camaieu                                            3,664,076
           Women's Apparel Retailer

   60,000  Imerys                                             3,497,918
           Industrial Minerals Producer

   55,000  Neopost                                            3,254,801
           Postage Meter Machines

   60,100  Omega Pharma (Belgium)                             3,049,440
           OTC Products, Pharmacy & Dental Supplies

   41,000  Bacou Dalloz (b)                                   3,043,815
           Safety Equipment

   97,000  Fininfo                                            2,663,974
           Data Feeds for French Banks & Brokers

  178,000  Cerep (b)                                          2,198,755
           Health Care

   20,000  Bonduelle                                          1,897,944
           Producer of Canned, Frozen &
           Fresh Vegetables

   80,000  April Group                                        1,582,168
           Insurance Policy Construction

   30,000  Norbert Dentressangle                              1,576,075
           Transport
-----------------------------------------------------------------------
                                                             32,327,131

-----------------------------------------------------------------------
           GERMANY/AUSTRIA-6.9%

  151,875  Wienerberger (Austria)                             5,298,369
           Bricks & Clay Roofing Tiles

   75,000  Rhoen-Klinikum                                     4,031,321
           Hospital Management

  266,666  Deutsche Beteiligung                               3,463,002
           Private Equity

  383,000  Takkt                                              3,192,252
           Mail Order Retailer of Office &
           Warehouse Durables

   80,000  Kali & Salz                                        2,714,399
           Potash Products, Fertilizers, Salt &
           Waste Management

  118,000  Hugo Boss Designs                                  2,674,792
           Fashion Apparel

   37,950  Rational                                           2,462,206
           Commercial Oven Manufacturer



Number of                                                         Value
Shares

-----------------------------------------------------------------------
           GERMANY/AUSTRIA-6.9% (CONT)

   65,000  GFK                                               $2,270,888
           Market Research Services

   90,000  Zapf Creation                                      2,118,678
           Toy Manufacturer

   55,000  Bilfinger Berger                                   1,903,233
           Construction & Related Services

   23,337  Wincor Nixdorf (b)                                 1,285,884
           Manufacturers ATM Machines & Retail
           POS Systems

   10,000  Beru                                                 766,874
           Auto Parts & Electronics
-----------------------------------------------------------------------
                                                             32,181,898

-----------------------------------------------------------------------
           SWEDEN-3.0%

  146,800  Hexagon                                            4,935,079
           Diversified Engineering

  245,000  Sweco                                              3,261,132
           Nordic Infra/Environment Consulting

  351,000  Intrum Justitia (b)                                2,054,506
           Receivables Management & Debt Collection

  171,000  Nobia                                              2,014,121
           Kitchen Interiors Manufacturing & Distribution

1,260,000  Biotage (b)                                        1,592,824
           Discovery Chemistry (Microwaves & Purification)
-----------------------------------------------------------------------
                                                             13,857,662

-----------------------------------------------------------------------
           SPAIN-2.3%

  294,000  Gamesa (b)                                         4,342,337
           Wind Turbines

  244,100  Abengoa                                            2,167,790
           Engineering & Construction

   50,000  Bankinter                                          1,905,304
           Mortgage Lender

  100,000  Red Electrica                                      1,702,666
           Spanish Power Grid

   51,000  Gestevision Telecinco (b)                            761,155
           Spain's Second Largest Broadcaster
-----------------------------------------------------------------------
                                                             10,879,252

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           ITALY-2.3%

  160,000  Amplifon                                          $5,699,181
           Hearing Aid Retailer

  320,000  Granitifiandre                                     2,585,859
           Leading Innovator in the Stoneware Industry

   50,000  Davide Campari                                     2,467,989
           Beverages

-----------------------------------------------------------------------
                                                             10,753,029

-----------------------------------------------------------------------
           FINLAND-2.2%

  480,000  Sponda                                             4,077,658
           Office & Warehouse Property Company

   63,000  Amer Group                                         3,282,917
           Branded Sporting Goods

  121,600  Jaakko Poyry                                       3,071,376
           Engineering Consultants in Forestry & Energy
-----------------------------------------------------------------------
                                                             10,431,951

-----------------------------------------------------------------------
           SWITZERLAND-2.2%

   10,400  Sika                                               5,725,470
           Chemicals for Construction &
           Industrial Application

    6,500  Geberit International                              4,333,053
           Plumbing Supplies
-----------------------------------------------------------------------
                                                             10,058,523

-----------------------------------------------------------------------
           POLAND-1.2%

  207,525  Central European Distribution (b)                  5,376,972
           Spirits & Wine Distribution

-----------------------------------------------------------------------
           NORWAY-0.9%

  215,000  Ekornes                                            4,213,533
           Niche Furniture Manufacturer

-----------------------------------------------------------------------
           GREECE-0.7%

  190,000  Intralot                                           3,020,867
           Lottery & Gaming Systems & Services

-----------------------------------------------------------------------
           DENMARK-0.3%

   10,500  Kobenhavns Lufthavne                               1,531,214
           Copenhagen Airport Manager



-----------------------------------------------------------------------
Number of                                            Value
Shares

-----------------------------------------------------------------------
           CZECH REPUBLIC-0.3%

   13,400  Komercni Banka                                    $1,503,188
           Leading Czech Universal Bank
-----------------------------------------------------------------------
           EUROPE-TOTAL                                     270,723,900

           ASIA-27.2%
-----------------------------------------------------------------------
           JAPAN-16.5%

   94,600  Kappa Create                                       6,451,190
           Sushi Chain Restaurant Operator

  129,600  Sugi Pharmacy                                      5,304,133
           Drugstores

  481,000  Wacoal                                             5,113,777
           Women's Specialty Apparel

  279,000  Ushio                                              5,047,613
           Industrial Light Sources

  124,000  Daito Trust Construction                           4,768,179
           Apartment Builder

   30,600  Funai Electric                                     4,619,752
           Consumer Electronics

  111,000  Eneserve                                           4,423,797
           In-House Power Generators

  273,500  NIFCO                                              4,327,666
           Molded Plastic Components

   78,000  Uni-Charm                                          3,886,029
           Infant Hygiene & Feminine Care Products

  160,000  Shimano                                            3,807,194
           Bicycle Components & Fishing Tackle

  120,000  Otsuke Kagu                                        3,746,558
           Furniture Retailer

  305,900  Toyo Technica                                      3,611,193
           Value Added Reseller of Imported Instrumentation

  105,900  Chiyoda Integre                                    3,260,164
           Plastic Components for Consumer Electronics

   73,000  ARRK                                               3,197,607
           Prototypes & Molds for New Product Development

   58,000  Hogy Medical                                       2,915,096
           Disposable Surgical Products

   33,000  Fast Retailing                                     2,681,411
           Apparel Retailer

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           JAPAN-16.5% (CONT)
   67,800  Park 24                                           $2,579,056
           Parking Lot Operator

  126,500  Ain Pharmaciez                                     2,214,063
           Dispensing Pharmacy/Drugstore Operator

   60,000  Drake Beam Morin                                   1,745,457
           Employment Outplacement Services

  195,000  Bank of Fukuoka                                    1,159,778
           Regional Bank

  180,000  Bank of Yokohama                                   1,127,494
           Regional Bank

    2,450  Bellsystem 24                                        515,171
           Call Centers

   30,000  Hiroshima Bank                                       160,522
           Regional Bank

-----------------------------------------------------------------------
                                                             76,662,900

-----------------------------------------------------------------------
           HONG KONG/CHINA-3.7%

5,468,000  Global Bio-Chem Technology
           Group (China)                                      3,971,341

  375,000  Global Bio-Chem Technology
           Group Warrant (China)                                 24,520
           Refiner of Com-based Commodities

10,000,000 Linmark                                            3,695,509
           Apparel/Hard Goods Sourcing Agent

8,450,000  Ngai Lik Industrial                                3,241,219
           China Based A/V Contract Manufacturer

2,000,000  Techtronic Industries                              3,195,662
           Power Tool Manufacturer

10,196,000 Lerado Group                                       1,807,283
           Baby Paraphernalia

6,206,000  Vitasoy                                            1,450,085
           Soy Food Brands
-----------------------------------------------------------------------
                                                             17,385,619

-----------------------------------------------------------------------
           TAIWAN-2.9%

3,919,300  Phoenixtec Power                                   3,860,678
           Uninterruptable Power Supplies

  395,000  ASE Test (b)                                       2,911,150
           Semiconductor Packaging & Test Services



Number of                                                         Value
Shares

-----------------------------------------------------------------------
           TAIWAN-2.9% (CONT)

1,550,000  Wah Lee Industrial                                $2,067,917
           Distributor of Chemicals, Materials & Equipment

1,990,000  Taiwan Fu Hsing                                    1,840,194
           Door Lock Manufacturer

2,300,000  Bank of Kaohsiung                                  1,634,801
           Commercial Banking

  507,000  Springsoft Systems                                 1,163,388
           Electronic Design Automation Software
-----------------------------------------------------------------------
                                                             13,478,128

-----------------------------------------------------------------------
           SOUTH KOREA-1.2%

   55,130  Yuhan                                              3,388,524
           Ethical Drug Producer
  258,790  Samyoung Heat Exchange                             2,313,172
           Power Plant Related Machinery

-----------------------------------------------------------------------
                                                              5,701,696

-----------------------------------------------------------------------
           SINGAPORE-1.0%

4,161,427  Comfort Group (b)                                  2,980,005
           Taxi Service

1,700,000  Sembcorp Logistics                                 1,820,242
           Logistic Services for Marine Transport
-----------------------------------------------------------------------
                                                              4,800,247

-----------------------------------------------------------------------
           INDIA-0.7%

  300,000  Housing Development Finance                        3,376,020
           Premier Mortgage Lender in India

-----------------------------------------------------------------------
           INDONESIA-0.6%

18,000,000 PT Perusahaan Gas Negara (b)                       2,783,118
           Gas Pipeline Operator

-----------------------------------------------------------------------
           THAILAND-0.6%

5,004,000  Thai Union Frozen Products                         2,508,041
           Canned Tuna Fish

-----------------------------------------------------------------------
           ASIA-TOTAL                                       126,695,769

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


-----------------------------------------------------------------------
Number of                                                         Value
Shares

           OTHER COUNTRIES-6.3%
-----------------------------------------------------------------------
           CANADA-3.4%

  430,000  Fairborne Energy                                  $3,293,111
           Oil & Gas Producer

1,185,400  Esprit Exploration (b)                             3,091,039
           Natural Gas Producer

  450,000  Major Drilling Group International                 2,609,085
           Mining Exploration Driller

3,200,000  Case Resources (b)(c)                              2,175,732
           Oil & Gas Producer

  100,000  Corus Entertainment (b)                            1,938,882
           CATV Programming & Radio Stations

  300,000  Kinross Gold (b)                                   1,663,180
           Gold Mining

  118,400  DataMirror (b)                                     1,031,488
           Database Management Software
-----------------------------------------------------------------------
                                                             15,802,517

-----------------------------------------------------------------------
           AUSTRALIA/NEW ZEALAND-2.5%

1,200,000  Sky City Entertainment (New Zealand)               3,634,332
           Casino/Entertainment Complex

  600,000  Billabong International                            3,443,756
           Surfwear Apparel Manufacturer

1,300,000  Pacific Brands (b)                                 2,411,157
           Dominant Australian Apparel Brand Manager

   70,000  Perpetual Trustees                                 2,285,741
           Investment Management
-----------------------------------------------------------------------
                                                             11,774,986

-----------------------------------------------------------------------
           SOUTH AFRICA-0.4%

   66,700  Edgars Consolidated Stores                         1,584,292
           Leading Retail Conglomerate
-----------------------------------------------------------------------
           OTHER COUNTRIES-TOTAL                             29,161,795

           LATIN AMERICA-3.0%
-----------------------------------------------------------------------
           MEXICO-1.4%

  200,000  Grupo Aeroportuario                                3,700,000
           Mexican Airport Authority

1,000,000  Consorcio ARA (b)                                  2,877,854
           Low/Medium Income House Builder

-----------------------------------------------------------------------
                                                              6,577,854



-----------------------------------------------------------------------
Number of Shares                                                  Value
or Principal Amount

-----------------------------------------------------------------------
           ARGENTINA-0.7%

  100,000  Tenaris                                           $3,275,000
           Steel Pipe for Oil Wells & Pipelines

-----------------------------------------------------------------------
           CHILE-0.5%

  100,000  CorpBanca (b)(e)                                   2,390,000
           Chili's 3rd Largest Local Bank

-----------------------------------------------------------------------
           BRAZIL-0.4%

  117,100  Natura Cosmeticos (b)                              1,883,339
           Direct Sales of High-End Cosmetics

-----------------------------------------------------------------------
           LATIN AMERICA-TOTAL                               14,126,193

TOTAL COMMON STOCKS (COST: $342,572,626)-94.7%              440,707,657
-----------------------------------------------------------------------

SHORT-TERM OBLIGATIONS-4.8%
-----------------------------------------------------------------------
$22,481,000  Repurchase agreement with State
             Street Bank & Trust, Co., dated 6/30/04
             due 7/1/04 at 1.30%, collateralized by
             Federal Home Loan Mortgage
             Association Notes, maturing
             2/15/05, market value $22,934,844
             (repurchase proceeds: $22,481,812)              22,481,000
-----------------------------------------------------------------------
(COST: $22,481,000)                                          22,481,000

TOTAL INVESTMENTS
(COST: $365,053,626)-99.5% (a)(d)                           463,188,657
-----------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-0.5%                   2,222,238
-----------------------------------------------------------------------


TOTAL NET ASSETS-100%                                      $465,410,895
-----------------------------------------------------------------------


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004



--------------------------------------------------------------------------------
     NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2004, cost for federal income tax purposes is $365,053,626. The net unrealized appreciation was $98,135,031 consisting of gross unrealized appreciation of $112,400,804 and gross unrealized depreciation of $14,265,773.

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting securities. On June 30, 2004, the Fund held five percent or more of the outstanding voting securities of the following company:

        Case Resources        6.95%

     The aggregate cost and value of this company at June 30, 2004, was $2,175,534 and $2,175,732, respectively. Investments in affiliate companies represent 0.47% of total net assets at June 30 , 2004. The change in unrealized gain in this company amounted to $198 during the six months ended June 30 , 2004. There were purchases of $2,175,534 in affiliate companies during the six months ended June 30 , 2004. There was no other investment activity.

(d) On June 30, 2004, the Fund's total investments were denominated in currencies as follows:

                                                        % of Net
   Currency                               Value           Assets
----------------------------------------------------------------
   Euro Dollars                    $163,720,300            35.2%
   Japanese Yen                      76,662,900            16.5
   British Pounds                    70,462,506            15.1
   U.S. Dollars                      40,134,122             8.6
   Other currencies less than
      5% of total net assets        112,208,829            24.1
                                   ------------            ----
                                   $463,188,657            99.5%
                                   ============            ====

(e) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. At June 30, 2004, this security amounted to $2,390,000, which represents 0.51% of total net assets.

Additional information on this security is as follows:

                  Acquisition
     Security         Date         Shares       Cost        Value
-------------------------------------------------------------------
     CorpBanca     11/19/03      100,000    $2,572,742   $2,390,000



See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                             PORTFOLIO DIVERSIFICATION (Unaudited) JUNE 30, 2004


AT JUNE 30, 2004, THE FUND'S PORTFOLIO INVESTMENTS AS A PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:

                                Value      Percent
--------------------------------------------------
INFORMATION TECHNOLOGY
Business Information &
   Marketing Services      $9,300,247         2.0%
Instrumentation             5,969,215         1.3
Publishing                  5,432,510         1.2
Computer Hardware and
   Related Equipment        5,146,562         1.1
Business Software           3,305,815         0.7
Contract Manufacturing      3,241,219         0.7
Semiconductors and
   Related Equipment        2,911,150         0.6
Electronics Distribution    2,067,917         0.4
Television Programming      1,938,882         0.4
TV Broadcasting               761,155         0.2
--------------------------------------------------
                           40,074,672         8.6

--------------------------------------------------
HEALTHCARE
Services                   11,351,514         2.4
Pharmaceuticals            10,525,332         2.3
Hospital Management         4,031,321         0.9
Hospital/Laboratory
   Supplies                 2,915,096         0.6
Medical Equipment           1,592,824         0.3
--------------------------------------------------
                           30,416,087         6.5

--------------------------------------------------
CONSUMER GOODS/SERVICES
Retail                     33,520,969         7.2
Apparels                   17,338,991         3.7
Food                       13,791,114         3.0
Durable Goods               9,976,888         2.1
Furniture and Textiles      9,593,514         2.1
Non Durable Goods           9,169,545         2.0
Restaurants                 6,451,190         1.4
Goods Distribution          5,376,972         1.2
Leisure Products            5,166,256         1.1
Consumer Electronics        4,619,752         1.0
Consumer Services           4,386,339         0.9
Casinos                     3,634,332         0.8
Travel                      3,167,835         0.7
Gaming                      3,020,867         0.6
Beverage                    2,467,989         0.5
Other Entertainment         2,118,678         0.5
--------------------------------------------------
                          133,801,231        28.8



                               Value      Percent
--------------------------------------------------
FINANCE
Banks                     $20,187,189         4.3%
Finance Companies          11,287,086         2.4
Insurance                   8,461,042         1.8
Money Management            5,748,743         1.2
Savings & Loans             5,281,324         1.1
--------------------------------------------------
                           50,965,384        10.8

--------------------------------------------------
INDUSTRIAL GOODS/SERVICES
Other Industrial Services  27,482,988         5.9
Industrial Materials       23,894,375         5.1
Electrical Components      16,581,898         3.6
Construction               11,906,742         2.6
Conglomerates              11,227,501         2.4
Steel                       9,173,165         2.0
Machinery                   8,030,179         1.7
Outsourcing & Training
   Services                 7,250,084         1.6
Industrial Distribution     6,383,403         1.4
Specialty Chemicals         5,725,470         1.2
--------------------------------------------------
                          127,655,805        27.5

--------------------------------------------------
ENERGY/MINERALS
Oil/Gas Producers          14,367,509         3.1
Oil Services                8,072,597         1.7
Independent Power           4,423,797         1.0
Non-Ferrous Metals          4,272,265         0.9
Agricultural Commodities
   (includes Forestry)      3,995,861         0.9
Oil Refining/Marketing/
   Distribution             2,783,118         0.6
--------------------------------------------------
                           37,915,147         8.2

--------------------------------------------------
OTHER
Transportation              9,787,294         2.1
Real Estate                 8,389,371         1.8
Regulated Utilities         1,702,666         0.4
--------------------------------------------------
                           19,879,331         4.3

--------------------------------------------------
TOTAL COMMON STOCKS       440,707,657        94.7
--------------------------------------------------
SHORT-TERM OBLIGATIONS     22,481,000         4.8

--------------------------------------------------
TOTAL INVESTMENTS         463,188,657        99.5

--------------------------------------------------
CASH AND OTHER ASSETS
   LESS LIABILITIES         2,222,238         0.5
--------------------------------------------------
NET ASSETS               $465,410,895       100.0%

==================================================

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER SELECT                 STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


----------------------------------------------------------------------
Number of                                                        Value
Shares

           COMMON STOCKS-92.5%

           INFORMATION-35.9%
----------------------------------------------------------------------
           BUSINESS/CONSUMER SOFTWARE-16.8%

 185,000   McAfee (b)                                       $3,354,050
           Security Software & Services

 143,000   PeopleSoft (b)                                    2,645,500
           HR, ERP, CRM & Supply Chain Software

  88,000   Synopsys (b)                                      2,501,840
           Software for Designing Semiconductor Chips

  40,000   Electronic Arts (b)                               2,182,000
           Entertainment Software
----------------------------------------------------------------------
                                                            10,683,390

----------------------------------------------------------------------
           BUSINESS INFORMATION/ADVERTISING-10.6%

 190,000   Interpublic Group                                 2,608,700
           Advertising

  63,000   Fair Isaac                                        2,102,940
           Credit Scoring & Decision Analytic Software

  31,000   Moody's  (b)                                      2,004,460
           Ratings Service for Credit Obligations
----------------------------------------------------------------------
                                                             6,716,100

----------------------------------------------------------------------
           INSTRUMENTATION-3.5%

  65,000   Tektronix (b)                                     2,211,300
           Analytical Instruments

----------------------------------------------------------------------
           TELECOMMUNICATIONS EQUIPMENT-3.0%

 220,000   Tellabs (b)                                       1,922,800
           Telecommunications & Cable Equipment

----------------------------------------------------------------------
           INTERNET-2.0%

 166,400   Skillsoft (b)                                     1,264,640
           Provider of Web-Based Learning Solutions
           (E-Learning)

----------------------------------------------------------------------
           INFORMATION-TOTAL                                22,798,230

           CONSUMER GOODS/SERVICES-32.5%
----------------------------------------------------------------------
           RETAIL-10.2%

  98,000   Safeway (b)                                       2,483,320
           Retail Food & Drug Stores

  55,000   Abercrombie & Fitch (b)                           2,131,250
           Teen Apparel Retailer



----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
           RETAIL-10.2% (CONT)

  45,000   Costco (b)                                       $1,848,150
           Warehouse Superstores
----------------------------------------------------------------------
                                                             6,462,720

----------------------------------------------------------------------
           CONSUMER SERVICES-7.7%

  80,000   ITT Educational Services (b)                      3,041,600
           Post Secondary Degree Programs

  47,600   Weight Watchers (b)                               1,863,064
           Weight Loss Program
----------------------------------------------------------------------
                                                             4,904,664

----------------------------------------------------------------------
           LEISURE VEHICLES-5.9%

  60,000   Harley-Davidson                                   3,716,400
           Motorcycles & Related Merchandise

----------------------------------------------------------------------
           FURNITURE/TEXTILES-3.6%

  78,000   Herman Miller                                     2,257,320
           Office Furniture

----------------------------------------------------------------------
           APPAREL-3.3%

  46,000   Coach (b)                                         2,078,740
           Designer & Retailer of Branded
           Leather Accessories

----------------------------------------------------------------------
           ENTERTAINMENT-1.8%

  24,000   International Speedway Motors                     1,167,360
           Largest Motorsport Racetrack Owner & Operator

----------------------------------------------------------------------
           CONSUMER GOODS/SERVICES-TOTAL                    20,587,204

           FINANCE-13.8%
----------------------------------------------------------------------
           BANKS-8.5%

  64,000   TCF Financial                                     3,715,200
           Great Lakes Bank

  57,000   Associated Banc-Corp                              1,688,910
           Midwest Bank
----------------------------------------------------------------------
                                                             5,404,110

----------------------------------------------------------------------
           INSURANCE-3.1%

   7,100   Markel (b)                                        1,970,250
           Specialty Insurance

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER SELECT                 STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004


----------------------------------------------------------------------
Number of                                                        Value
Shares

----------------------------------------------------------------------
           MONEY MANAGEMENT-2.2%

  48,100   SEI Investments                                  $1,396,824
           Mutual Fund Administration

----------------------------------------------------------------------
           FINANCE-TOTAL                                     8,771,184

           HEALTH CARE-7.2%

----------------------------------------------------------------------
           SERVICES-7.2%

 175,000   First Health Group (b)                            2,731,750
           PPO Network

  55,000   Lincare Holdings                                  1,807,300
           Home Health Care Services
----------------------------------------------------------------------
                                                             4,539,050

----------------------------------------------------------------------
           HEALTH CARE-TOTAL                                 4,539,050

           INDUSTRIAL GOODS/SERVICES-3.1%
----------------------------------------------------------------------
           LOGISTICS-3.1%

  40,000   Expeditors International of Washington            1,976,400
           International Freight Forwarder

----------------------------------------------------------------------
           INDUSTRIAL GOODS/SERVICES-TOTAL                   1,976,400

TOTAL COMMON STOCKS (COST: $47,410,235)-92.5%               58,672,068
----------------------------------------------------------------------



----------------------------------------------------------------------
Principal                                                        Value
Amount

SHORT-TERM OBLIGATIONS-7.9%

----------------------------------------------------------------------
$4,985,000  Repurchase agreement State Street
            Bank dated 6/30/04 due 7/1/04 at 1.30%,
            collateralized by Federal Home Loan
            Mortgage Association Notes, maturing
            2/15/06 market value $5,087,518
            (repurchase proceeds $4,985,180)                $4,985,000
----------------------------------------------------------------------
(COST: $4,985,000)                                           4,985,000

TOTAL INVESTMENTS (COST: $52,395,235)-100.4% (a)            63,657,068
----------------------------------------------------------------------


CASH AND OTHER ASSETS LESS LIABILITIES-(0.4%)                 (239,813)
----------------------------------------------------------------------


TOTAL NET ASSETS-100%                                      $63,417,255
----------------------------------------------------------------------



----------------------------------------------------------------------
     NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2004, cost for federal income tax purposes is $52,395,235. The net unrealized appreciation was $11,261,833 consisting of gross unrealized appreciation of $12,845,352 and gross unrealized depreciation of $1,583,519.

(b)  Non-income producing security.


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SELECT
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004

-----------------------------------------------------------------------
Number of                                                         Value
Shares

           COMMON STOCKS-94.5%

           EUROPE-56.6%
-----------------------------------------------------------------------
           UNITED KINGDOM/IRELAND-29.0%

   95,929  Anglo Irish Bank (Ireland)                        $1,502,681
           Corporate Lending & Private Banking

   85,000  Exel                                               1,185,255
           Global Freight Forwarding

  160,000  BG Group                                             987,852
           Oil & Gas Producer

   46,500  Depfa Bank (Ireland)                                 678,768
           International Public Sector Finance

   25,000  Cobham                                               634,159
           Aerospace

   75,000  Grafton Group (Ireland)                              598,444
           Builders, Wholesalers & DIY Retailing

   45,000  British Sky Broadcasting (b)                         509,006
           Digital Satellite Broadcasting

   60,000  Jardine Lloyd Thompson                               447,307
           Business Insurance Broker

   70,000  Compass Group                                        428,559
           International Concession & Contract Caterer

   50,000  Burberry                                             371,482
           Apparel Retailer

   15,000  Kerry Group (Ireland)                                317,755
           Specialty Food Ingredient Company

   29,000  Smith & Nephew                                       312,936
           Medical Equipment & Supplies

    7,700  Rank Group                                            41,968
           Gaming & Media Services
-----------------------------------------------------------------------
                                                              8,016,172

-----------------------------------------------------------------------
           SWITZERLAND-8.5%

    2,500  Schindler (b)                                        718,264
           Elevator Manufacturer & Maintenance

    6,100  Synthes-Startec                                      695,997
           Products for Orthopedic Surgery

    4,300  Swatch Group (b)                                     560,667
           Watch & Electronics Manufacturer

      650  Givaudan                                             376,845
           Industrial Fragrances & Flavors
-----------------------------------------------------------------------
                                                              2,351,773



-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           FRANCE-5.9%

   14,800  Neopost                                             $875,837
           Postage Meter Machines

    7,100  Essilor International                                463,838
           Eyeglass Lenses

    4,800  Imerys                                               279,833
           Industrial Minerals Producer
-----------------------------------------------------------------------
                                                              1,619,508

-----------------------------------------------------------------------
           CZECH REPUBLIC-3.2%

    8,000  Komercni Banka                                       897,426
           Czech Republic Third Largest Bank

-----------------------------------------------------------------------
           NORWAY-3.0%

  122,300  Den Norske Bank                                      834,200
           Largest Norwegian Bank

-----------------------------------------------------------------------
           GERMANY-2.3%

   11,500  Rhoen-Klinikum                                       631,956
           Hospital Management

-----------------------------------------------------------------------
           SPAIN-1.9%

   28,000  Red Electrica                                        476,746
           Spanish Power Grid

    3,000  Gestevision Telecinco (b)                             44,774
           Spain's Second Largest Broadcaster
-----------------------------------------------------------------------
                                                                521,520

-----------------------------------------------------------------------
           LUXEMBOURG-1.8%

   60,000  SES Global                                           507,219
           Satellite Broadcasting Services

-----------------------------------------------------------------------
           ITALY-1.0%

   18,600  Autogrill (b)                                        263,943
           Restaurants & Catering for Travelers
-----------------------------------------------------------------------
           EUROPE-TOTAL                                      15,643,717

           ASIA-27.9%

-----------------------------------------------------------------------
           JAPAN-24.5%

    5,800  Funai Electric                                       875,639
           Consumer Electronics

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SELECT
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2004

-----------------------------------------------------------------------
Number of                                                         Value
Shares

-----------------------------------------------------------------------
           JAPAN-24.5% (CONT)

   22,000  Daito Trust Construction                            $845,967
           Apartment Builder

   19,300  Sugi Pharmacy                                        789,890
           Drugstores

    7,200  Hoya                                                 755,506
           Opto-Electrical Components & Eyeglass Lenses

   14,800  Uni-Charm                                            737,349
           Infant Hygiene & Feminine Care Products

   40,000  Ushio                                                723,672
           Industrial Light Sources

   30,000  Shimano                                              713,849
           Bicycle Components & Fishing Tackle

    6,900  Fast Retailing                                       560,659
           Apparel Retailer

      190  Dentsu                                               491,084
           Advertising Agency

   14,000  Olympus Optical                                      265,280
           Medical Equipment & Cameras
-----------------------------------------------------------------------
                                                              6,758,895

-----------------------------------------------------------------------
           SINGAPORE-1.8%

   49,000  Venture                                              515,116
           Electronic Contract Manufacturer

-----------------------------------------------------------------------
           HONG KONG-1.6%

  300,000  Li & Fung                                            439,761
           Producer Consumer Goods

-----------------------------------------------------------------------
           ASIA-TOTAL                                         7,713,772

           OTHER COUNTRIES-7.6%
-----------------------------------------------------------------------
           CANADA-5.0%

   29,900  Talisman Energy                                      650,097
           Oil & Gas Producer

   30,000  Noranda                                              514,196
           Diversified Non-Ferrous Metals Miner

   40,000  Kinross Gold (b)                                     221,758
           Gold Mining
-----------------------------------------------------------------------
                                                              1,386,051

-----------------------------------------------------------------------
Principal Amount or                                               Value
Number of Shares



-----------------------------------------------------------------------
           AUSTRALIA-2.6%

  150,000  Lion Nathan                                         $706,700
           Beer Brewer/Distributor

-----------------------------------------------------------------------
           OTHER COUNTRIES-TOTAL                              2,092,751

           LATIN AMERICA-2.4%
-----------------------------------------------------------------------
           ARGENTINA-2.4%

   20,000  Tenaris                                              655,000
           Steel Pipe for Oil Wells & Pipelines
-----------------------------------------------------------------------
           LATIN AMERICA-TOTAL                                  655,000

TOTAL COMMON STOCKS (COST: $20,048,581)-94.5%                26,105,240
-----------------------------------------------------------------------

SHORT-TERM OBLIGATIONS-5.8%
-----------------------------------------------------------------------
$1,606,000 Repurchase agreement State Street
           Bank & Trust, Co., dated 6/30/04 due
           7/01/04 at 1.30%, collateralized by
           Federal Home Loan Mortgage
           Association Notes, maturing 5/31/05,
           market value $1,643,039
           (repurchase proceeds $1,606,058)                   1,606,000
-----------------------------------------------------------------------
(COST: $1,606,000)                                            1,606,000

TOTAL INVESTMENTS (COST: $21,654,581)-100.3% (a)(c)          27,711,240
-----------------------------------------------------------------------

CASH AND OTHER ASSETS LESS LIABILITIES-(0.3%)                   (88,086)
-----------------------------------------------------------------------

TOTAL NET ASSETS-100%                                       $27,623,154

-----------------------------------------------------------------------

-----------------------------------------------------------------------
   NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2004, cost for federal income tax purposes is $21,654,581. The net unrealized appreciation was $6,056,659 consisting of gross unrealized appreciation of $6,511,680 and gross unrealized depreciation of $455,021.

(b)  Non-income producing security.

(c) On June 30, 2004, the Fund's total investments were denominated in currencies as follows:

                                               % of Net
  Currency                            Value      Assets
--------------------------------------------------------
   Japanese Yen                 $ 6,758,895        24.5%
   Euro Dollars                   6,641,793        24.0
   British Pounds                 4,918,525        17.8
   Swiss Francs                   2,351,773         8.5
   U.S. Dollars                   2,261,000         8.2
   Canadian Dollars               1,386,051         5.0
   Other currencies less than
      5% of total net assets      3,393,203        12.3
                                -----------       -----
                                $27,711,240       100.3%
                                ===========       =====


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SELECT
                             PORTFOLIO DIVERSIFICATION (Unaudited) JUNE 30, 2004

AT JUNE 30, 2004, THE FUND'S PORTFOLIO INVESTMENTS AS A PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:

                                Value     Percent
--------------------------------------------------
INFORMATION TECHNOLOGY

Computer Related Hardware

Semiconductors & Related
   Equipment                 $755,506         2.7%

Contract Manufacturing        515,116         1.8
--------------------------------------------------
                            1,270,622         4.5

Media

TV Broadcasting               553,780         2.0

Satellite Broadcasting
   and Services               507,219         1.8
--------------------------------------------------
                            1,060,999         3.8

Software and Services

Advertising                   491,084         1.8
--------------------------------------------------
                              491,084         1.8
--------------------------------------------------
                            2,822,705        10.1

--------------------------------------------------
HEALTHCARE

Medical Equipment           1,738,051         6.3
Hospital Management           631,956         2.3
--------------------------------------------------
                            2,370,007         8.6

--------------------------------------------------
CONSUMER GOODS/SERVICES

Retail                      1,722,031         6.2
Durable Goods               1,274,516         4.6
Consumer Electronics          875,639         3.2
Non-Durable Goods             737,349         2.7
Beverage                      706,700         2.5
Restaurants                   692,502         2.5
Food                          317,755         1.1
Casinos                        41,968         0.2
--------------------------------------------------
                            6,368,460        23.0



                                Value     Percent
--------------------------------------------------
FINANCE

Banks                      $3,913,075        14.2%
Insurance                     447,307         1.6
--------------------------------------------------
                            4,360,382        15.8

--------------------------------------------------
INDUSTRIAL GOODS/SERVICES

Industrial Services         1,903,519         6.9
Electrical Components       1,357,831         4.9
Machinery                     875,837         3.2
Construction                  845,967         3.1
Steel                         655,000         2.4
Industrial Distribution       598,444         2.2
Outsourcing & Training
   Services                   439,761         1.6
Speciality Chemicals          376,845         1.4
Industrial Materials          279,833         1.0
--------------------------------------------------
                            7,333,037        26.7

--------------------------------------------------
ENERGY/MINERALS

Oil/Gas Producers           1,637,949         5.9
Mining                        514,196         1.9
Non-Ferrous Metals            221,758         0.8
--------------------------------------------------
                            2,373,903         8.6

--------------------------------------------------
OTHER

Regulated Utilities           476,746         1.7
--------------------------------------------------
                              476,746         1.7

--------------------------------------------------
TOTAL COMMON STOCKS        26,105,240        94.5
--------------------------------------------------
SHORT-TERM OBLIGATIONS      1,606,000         5.8

--------------------------------------------------
TOTAL INVESTMENTS:         27,711,240       100.3

--------------------------------------------------
CASH AND OTHER ASSETS
   LESS LIABILITIES          (88,086)        (0.3)
--------------------------------------------------
NET ASSETS                $27,623,154       100.0%

==================================================


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------



WANGER ADVISORS FUNDS

    > STATEMENTS OF ASSETS AND LIABILITIES

    > STATEMENTS OF OPERATIONS

    > STATEMENTS OF CHANGES IN NET ASSETS

    > FINANCIAL HIGHLIGHTS

    > NOTES TO FINANCIAL STATEMENTS

Wanger Advisors Trust      2004 Semiannual Report

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
JUNE 30, 2004

                                                            WANGER         WANGER        WANGER         WANGER
                                                      U.S. SMALLER  INTERNATIONAL        SELECT  INTERNATIONAL
                                                         COMPANIES      SMALL CAP                       SELECT
===================================================================================================================
ASSETS
Unaffiliated Investments, at cost                     $659,632,752   $362,878,092   $52,395,235    $21,654,581
Affiliated investments, at cost (See Note 4)             5,474,962      2,175,534            --             --
---------------------------------------------------------------------------------------------------------------
Unaffiliated Investments, at value                    $967,978,336   $461,013,425   $63,657,068    $27,711,240
Affiliated investments, at value (See Note 4)            4,780,797      2,175,232            --             --
Cash                                                           748            298            29            607
Foreign currency (cost: Wanger International
   Small Cap $3,019,289; Wanger International
   Select $51,188)                                              --      3,022,364            --         51,140
Receivable for:
   Investments sold                                             --      1,173,388       803,981         19,117
   Fund shares sold                                        250,578        429,790        15,219         67,518
   Dividends and interest                                  112,025        932,932         5,835         29,234
Other assets                                                12,374             --         1,399            732
---------------------------------------------------------------------------------------------------------------
   Total Assets                                        973,134,858    468,747,429    64,483,531     27,879,588

LIABILITIES
Payable for:
   Investments purchased                                    20,534      3,173,494       801,720        213,499
   Fund shares repurchased                                 936,395        128,119       250,046         33,965
   Custody fees                                              1,000          1,000           517            100
   Legal and audit fees                                     18,504         12,772         6,872          5,847
   Foreign capital gains tax                                    --         18,641            --             --
Other liabilities                                           19,362          2,508         7,121          3,023
---------------------------------------------------------------------------------------------------------------
   Total Liabilities                                       995,795      3,336,534     1,066,276        256,434
---------------------------------------------------------------------------------------------------------------
Net Assets                                            $972,139,063   $465,410,895   $63,417,255    $27,623,154
===============================================================================================================
COMPOSITION OF NET ASSETS
Paid in capital                                       $692,782,269   $433,935,830   $47,356,363    $26,806,183
Undistributed net investment income
   (Accumulated net investment loss)                    (2,402,464)     2,473,645      (146,077)        62,081
Accumulated net realized gain (loss)                   (25,892,161)   (68,513,011)    4,945,136     (5,301,790)
Net unrealized appreciation/depreciation on:
   Investments (net of unrealized PFIC gains
      of $614,129 for Wanger International
      Small Cap)                                       307,651,419     97,520,902    11,261,833      6,056,659
   Foreign currency transactions                                --         12,170            --             21
   Foreign capital gains tax                                    --        (18,641)           --             --
---------------------------------------------------------------------------------------------------------------
Net Assets                                            $972,139,063   $465,410,895   $63,417,255    $27,623,154
===============================================================================================================
Fund shares outstanding                                 34,490,376     21,606,278     3,162,109      1,852,037
===============================================================================================================
Net asset value, offering price and redemption
   price per share                                          $28.19         $21.54        $20.06         $14.92
===============================================================================================================


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS (Unaudited)
FOR THE SIX MONTHS ENDED JUNE 30, 2004

                                                            WANGER         WANGER        WANGER         WANGER
                                                      U.S. SMALLER  INTERNATIONAL        SELECT  INTERNATIONAL
                                                         COMPANIES      SMALL CAP                       SELECT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes of $1,150
   for Wanger U.S. Smaller Companies, $640,758 for
   Wanger International Small Cap and $28,638 for
   Wanger International Select)                         $1,577,482     $5,365,248      $152,577       $249,812
Interest income                                            393,275         73,062        24,160          5,069
---------------------------------------------------------------------------------------------------------------
   Total investment income                               1,970,757      5,438,310       176,737        254,881

EXPENSES:
Investment advisory fees                                 4,134,071      2,528,798       279,508        132,385
Custody fees                                                17,682        216,032         2,268        24,132
Legal and audit fees                                       113,536         45,306        13,292         10,974
Transfer agent fees                                          2,093          2,027         1,698         1,663
Trustees' fees                                              85,847         36,169         5,795         3,782
Non-recurring costs (See Note 8)                            10,313          4,910           675           303
Other expenses                                             184,754         80,166        20,260        14,816
---------------------------------------------------------------------------------------------------------------
   Total Expenses                                        4,548,296      2,913,408       323,496        188,055
Less custody fees paid indirectly                           (1,504)           (74)           (7)            (1)
Non-recurring costs reimbursed (See Note 8)                (10,313)        (4,910)         (675)          (303)
---------------------------------------------------------------------------------------------------------------
   Net Expenses                                          4,536,479      2,908,424       322,814        187,751
---------------------------------------------------------------------------------------------------------------
Net Investment Income (Loss)                            (2,565,722)     2,529,886      (146,077)        67,130
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS:
Net realized gain (loss) on:
   Unaffiliated Investments                             12,909,124     27,079,305     4,953,183      2,521,065
   Affiliated investments (See Note 4)                  (3,018,000)            --            --             --
   Foreign currency transactions                                --        101,291            --           (909)
---------------------------------------------------------------------------------------------------------------
     Net realized gain                                   9,891,124     27,180,596     4,953,183      2,520,156
===============================================================================================================
Net change in unrealized appreciation
   (depreciation) on:
   Unaffiliated Investments                             46,601,388     11,056,277      (309,997)      (611,586)
   Affiliated investments (See Note 4)                     439,000            198            --             --
   Foreign currency transactions                                --        (26,727)           --         (3,960)
   Foreign capital gains tax                                    --        (18,641)           --             --
---------------------------------------------------------------------------------------------------------------
     Net change in unrealized appreciation
       (depreciation)                                   47,040,388     11,011,107      (309,997)      (615,546)
---------------------------------------------------------------------------------------------------------------
     Net Gain                                           56,931,512     38,191,703     4,643,186      1,904,610
---------------------------------------------------------------------------------------------------------------
Net Increase in Net Assets from Operations             $54,365,790    $40,721,589    $4,497,109     $1,971,740
===============================================================================================================

See accompanying notes to financial statements.


                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            WANGER U.S. SMALLER COMPANIES         WANGER INTERNATIONAL SMALL CAP

                                                             (unaudited)         (unaudited)                            (unaudited)
                                                        Six Months ended          Year ended   Six Months ended          Year ended
INCREASE (DECREASE) IN NET ASSETS                          June 30, 2004   December 31, 2003      June 30, 2004   December 31, 2003
====================================================================================================================================
FROM OPERATIONS:
   Net investment income (loss)                              $(2,565,722)        $(2,916,699)        $2,529,886          $2,281,656
   Net realized gain (loss) on investments and
     foreign currency transactions                             9,891,124          16,030,419         27,180,596          (3,515,007)
   Net change in unrealized appreciation (depreciation)
     on investments, foreign currency transactions
     and foreign capital gains tax                            47,040,388         208,755,524         11,011,107         115,867,350
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                          54,365,790         221,869,244         40,721,589         114,633,999

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              --                  --         (2,991,364)           (778,511)
   Net realized gain                                                  --                  --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                --                  --         (2,991,364)           (778,511)

SHARE TRANSACTIONS:
   Subscriptions                                             131,630,874         218,524,438         94,410,346         152,933,800
   Distributions reinvested                                           --                  --          2,991,364             778,511
   Redemptions                                               (36,516,096)        (89,461,181)       (50,446,762)       (102,925,641)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from Share Transactions            95,114,778         129,063,257         46,954,948          50,786,670
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                              149,480,568         350,932,501         84,685,173         164,642,158

NET ASSETS:
   Beginning of period                                       822,658,495         471,725,994        380,725,722         216,083,564
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                            $972,139,063        $822,658,495       $465,410,895        $380,725,722
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME
   (ACCUMULATED NET INVESTMENT LOSS)                         $(2,402,464)           $163,258         $2,473,645          $2,935,123
====================================================================================================================================

See accompanying notes to financial statements.


                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                       WANGER SELECT               WANGER INTERNATIONAL SELECT

                                                             (unaudited)                            (unaudited)
                                                        Six Months ended          Year ended   Six Months ended          Year ended
INCREASE (DECREASE) IN NET ASSETS                          June 30, 2004   December 31, 2003      June 30, 2004   December 31, 2003
===================================================================================================================================
FROM OPERATIONS:
   Net investment income (loss)                                $(146,077)          $(244,604)           $67,130             $67,099
   Net realized gain (loss) on investments and
     foreign currency transactions                             4,953,183             562,443          2,520,156            (474,983)
   Net change in unrealized appreciation
     (depreciation) on investments,
     foreign currency transactions
     and foreign capital gains tax                              (309,997)          9,417,172           (615,546)          7,046,414
------------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting
     from operations                                           4,497,109           9,735,011          1,971,740           6,638,530

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                              --                  --            (87,061)            (50,019)
   Net realized gain                                             (56,307)                 --                 --                  --
------------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                           (56,307)                 --            (87,061)            (50,019)

SHARE TRANSACTIONS:
   Subscriptions                                              11,341,558          20,698,376          5,538,820          14,037,658
   Distributions reinvested                                       56,307                  --             87,061              50,019
   Redemptions                                                (4,533,357)         (4,445,362)        (6,814,995)         (7,831,407)
------------------------------------------------------------------------------------------------------------------------------------
   Net Increase (Decrease) from Share Transactions             6,864,508          16,253,014         (1,189,114)          6,256,270
------------------------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                               11,305,310          25,988,025            695,565          12,844,781

NET ASSETS:
   Beginning of period                                        52,111,945          26,123,920         26,927,589          14,082,808
------------------------------------------------------------------------------------------------------------------------------------
   End of period                                             $63,417,255         $52,111,945        $27,623,154         $26,927,589
------------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME (ACCUMULATED
   NET INVESTMENT LOSS)                                        $(146,077)                 --            $62,081             $82,012
====================================================================================================================================

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
WANGER U.S. SMALLER COMPANIES                               FINANCIAL HIGHLIGHTS

                                            (unaudited)
                                       Six Months Ended
SELECTED DATA FOR A SHARE OUTSTANDING           June 30,                            Year Ended December 31,
   THROUGHOUT EACH PERIOD                           2004            2003          2002            2001          2000         1999
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD              $26.51          $18.51        $22.25          $19.99        $24.88       $22.18
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                   (0.08)          (0.11)        (0.10)          (0.04)         0.02         0.03
Net realized and unrealized gain (loss)
   on investments                                   1.76            8.11         (3.64)           2.31         (1.82)        4.79
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                 1.68            8.00         (3.74)           2.27         (1.80)        4.82
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            --              --            --           (0.01)        (0.03)          --
From net realized capital gains                       --              --            --              --         (3.06)       (2.12)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders       --              --            --           (0.01)        (3.09)       (2.12)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $28.19          $26.51        $18.51          $22.25        $19.99       $24.88
====================================================================================================================================
Total Return (b)                                   6.34%(c)       43.22%      (16.81)%          11.39%       (8.16)%       25.06%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                           1.01%(d)(e)     0.99%(d)      1.05%(d)        0.99%         1.00%(d)     1.02%(d)
Net investment income (loss)                     (0.57)%(d)(e)   (0.48)%(d)    (0.47)%(d)      (0.20)%         0.07%(d)     0.14%(d)
Portfolio turnover rate                               9%(c)          10%           16%             18%           36%          35%
Net assets, end of period (000's)               $972,139        $822,658      $471,726        $498,186      $403,306     $390,709




--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions are reinvested.

(c)  Not annualized.

(d)  The benefits derived from custody fees paid indirectly had no impact.

(e)  Annualized.



See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP                      FINANCIAL HIGHLIGHTS

                                             (unaudited)
                                        Six Months Ended
SELECTED DATA FOR A SHARE OUTSTANDING           June 30,                               Year Ended December 31,
   THROUGHOUT EACH PERIOD                           2004            2003          2002            2001          2000          1999
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD              $19.68          $13.27        $15.40          $28.53        $43.67        $19.62
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                    0.12            0.13          0.07            0.02         (0.26)        (0.13)
Net realized and unrealized gain (loss)
   on investments and foreign
   currency transactions                            1.89            6.33         (2.20)          (5.12)        (9.75)        24.52
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                 2.01            6.46         (2.13)          (5.10)       (10.01)        24.39
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                         (0.15)          (0.05)           --              --            --         (0.34)
From net realized gain and unrealized
   gain reportable for federal income taxes           --              --            --           (8.03)        (5.13)           --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders    (0.15)          (0.05)           --           (8.03)        (5.13)        (0.34)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $21.54          $19.68        $13.27          $15.40        $28.53        $43.67
====================================================================================================================================
Total Return (b)                                  10.21%(c)       48.86%      (13.83)%        (21.27)%      (27.84)%       126.37%
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses (d)                                       1.36%(e)        1.41%         1.47%           1.43%         1.41%         1.49%
Net investment income (loss) (d)                   1.18%(e)        0.85%         0.46%           0.10%       (0.68)%       (0.49)%
Portfolio turnover rate                              31%(c)          45%           54%             56%           67%           75%
Net assets, end of period (000's)               $465,411        $380,726      $216,084        $230,626      $271,675      $311,331




--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions are reinvested.

(c)  Not annualized.

(d)  The benefits derived from custody fees paid indirectly had no impact.

(e)  Annualized.


See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
WANGER SELECT                                               FINANCIAL HIGHLIGHTS

                                        (unaudited)                                                         February 1, 1999
SELECTED DATA FOR A SHARE          Six Months Ended                                                                  through
   OUTSTANDING                             June 30,                     Year Ended December 31,                 December 31,
   THROUGHOUT EACH PERIOD                      2004             2003         2002         2001       2000               1999
====================================================================================================================================
NET ASSET VALUE, BEGINNING
   OF PERIOD                                 $18.55           $14.19       $15.36       $14.08       $13.43           $10.00
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                       (0.05)           (0.11)       (0.09)       (0.05)       (0.03)           (0.08)
Net realized and unrealized
   gain (loss) on investments                  1.58             4.47        (1.08)        1.33         1.23             3.51
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            1.53             4.36        (1.17)        1.28         1.20             3.43
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS
From net realized capital gains               (0.02)              --           --           --        (0.55)              --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                          (0.02)              --           --           --        (0.55)              --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $20.06           $18.55       $14.19       $15.36       $14.08           $13.43
====================================================================================================================================
Total Return (b)                              8.24%(c)        30.73%      (7.62)%        9.09%        9.45%(d)        34.30%(c)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      1.10%(e)(f)      1.15%(e)     1.18%(e)     1.33%(e)     1.39%(g)         1.41%(f)(g)
Net investment loss                         (0.50)%(e)(f)   (0.65)%(e)    (0.62)%(e)   (0.34)%(e)   (0.24)%(g)       (0.77)%(f)(g)
Reimbursement                                    --               --           --           --        0.21%            0.71%(f)
Portfolio turnover rate                         23%(c)           21%          45%          76%          86%             113%(f)
Net assets, end of period (000's)           $63,417          $52,112      $26,124      $21,429      $12,129           $6,570
------------------------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d) Had the Advisor not reimbursed a portion of its expenses, total return would have been reduced.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.

(g) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment loss to average daily net assets net of custody fees paid indirectly would have been 1.35% and (0.20%), respectively, for the year ended December 31, 2000 and 1.35% and (0.71%), respectively, for the period ended December 31, 1999.

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SELECT                                 FINANCIAL HIGHLIGHTS


                                        (unaudited)                                                         February 1, 1999
SELECTED DATA FOR A SHARE          Six Months Ended                                                                  through
   OUTSTANDING                             June 30,                     Year Ended December 31,                 December 31,
   THROUGHOUT EACH PERIOD                      2004             2003         2002         2001       2000               1999
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD         $13.87            $9.86       $11.64       $17.29     $18.39             $10.00
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)               0.04             0.04         0.04        (0.03)     (0.04)             (0.01)
Net realized and unrealized gain
   (loss) on investments
   and foreign currency transactions           1.06             4.01        (1.82)       (4.46)     (0.10)              8.40
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations            1.10             4.05        (1.78)       (4.49)     (0.14)              8.39
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                    (0.05)           (0.04)          --        (0.02)     (0.01)                --
From net realized capital gains                  --               --           --        (1.14)     (0.95)                --
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
     to Shareholders                          (0.05)           (0.04)          --        (1.16)     (0.96)                --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD               $14.92           $13.87        $9.86       $11.64     $17.29             $18.39
====================================================================================================================================
Total Return (b)                              7.92%(c)        41.24%(d)  (15.29)%(d)  (26.61)%    (1.58)%(d)          83.90%(c)(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS:
Expenses                                      1.42%(e)(f)      1.45%(e)     1.45%(e)     1.45%(e)   1.45%(e)           1.59%(f)(g)
Net investment income (loss)                  0.51%(e)(f)      0.39%(e)     0.35%(e)   (0.20)%(e) (0.20)%(e)         (0.10)%(f)(g)
Reimbursement                                    --            0.09%        0.10%           --      0.23%              1.86%(f)
Portfolio turnover rate                         45%(c)           59%         113%          72%        96%                91%(f)
Net assets, end of period (000's)           $27,623          $26,928      $14,083      $15,431    $15,496             $5,826
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d) Had the Advisor not reimbursed a portion of expenses, total return would be reduced.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.

(g) In accordance with a requirement of the Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances it maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.45% and 0.04%, respectively, for the period ended December 31, 1999.

See accompanying notes to financial statements.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)



1. NATURE OF OPERATIONS

Wanger U.S. Smaller Companies, Wanger International Small Cap, Wanger Select (known prior to May 1, 2004 as Wanger Twenty) and Wanger International Select (known prior to May 1, 2004 as Wanger Foreign Forty) (the "Funds") are series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of each Fund is to seek long-term growth of capital. The Funds are available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

Securities of the Funds are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees. The Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a "fair value", that value is likely to be different from the last quoted market price for the security.

REPURCHASE AGREEMENTS

The Funds may engage in repurchase agreement transactions. The Funds, through their custodians, receive delivery of underlying securities collateralizing each repurchase agreement. The Funds' investment advisor determines that the value of the underlying securities is at all times at least equal to the resale price. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATIONS

Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on short-term debt obligations and on long-term debt obligations when required for federal income tax purposes. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Realized gains and losses from security transactions are reported on an identified cost basis.

   The Funds estimate components of distributions from Real Estate Investment Trusts ("REITS"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Results of operations for the year reflect a change in estimate of these components using more current tax reporting received from REIT investments. The change in estimate has no impact on each of the Fund's net assets.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund/Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

FUND SHARE VALUATION

Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODY FEES

Custody fees are reduced based on each Fund's cash balances maintained with the custodian. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)



FEDERAL INCOME TAXES

The Funds have complied with the special provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Funds paid no federal income taxes and no federal income tax provision was required.

FOREIGN CAPITAL GAINS TAXES

Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from 10%-30%. The Funds accrue for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders are recorded on the ex-date.

3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2003 was as follows:

                                            ORDINARY      LONG-TERM
                                             INCOME*     CAPITAL GAIN
                                           ----------    ------------
Wanger U.S. Smaller Companies               $     --          $--
Wanger International Small Cap               778,511           --
Wanger Select                                     --           --
Wanger International Select                   50,019           --

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

   The following capital loss carryforwards, determined as of December 31, 2003, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

                                             WANGER          WANGER
                                          U.S. SMALLER    INTERNATIONAL
YEAR OF EXPIRATION                          COMPANIES      SMALL CAP
                                           -----------     -----------
2009                                       $23,353,860     $55,963,354
2010                                        12,034,012      36,103,588
2011                                                --       2,734,494
                                           -----------     -----------
Total                                      $35,387,872     $94,801,436

                                                             WANGER
                                             WANGER       INTERNATIONAL
YEAR OF EXPIRATION                           SELECT          SELECT
                                           -----------     -----------
2009                                               $--      $3,168,366
2010                                                --       3,638,146
2011                                                --         982,004
                                           -----------     -----------
Total                                              $--      $7,788,516

   Expired capital loss carryforwards, if any, are recorded as a reduction of paid-in capital.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of December 31, 2003, for federal income tax purposes, post-October losses deferred to January 1, 2004 were as follows:

Wanger U.S. Smaller Companies                 $    --
Wanger International Small Cap                 69,759
Wanger Select                                      --
Wanger International Select                        --

   Wanger International Small Cap has elected to mark-to-market its investments in Passive Foreign Investment Companies ("PFIC's") for federal income tax purposes. Gains and losses relating to PFIC's are treated as ordinary income for federal income tax purposes. A summary of transactions relating to PFIC's is as follows:

                                           WANGER
                                        INTERNATIONAL
                                          SMALL CAP
                                        ------------
Cumulative unrealized appreciation on
   PFIC's recognized in prior years at
   December 31, 2002                        $      --
Unrealized appreciation on PFIC's
   recognized for federal income tax
   purposes during 2003                       614,129
Unrealized appreciation recognized in
   prior years on PFIC's sold during 2003          --
                                            ---------
Cumulative unrealized appreciation
   on PFIC's carried forward at
   December 31, 2003                        $614, 129
                                            =========

4. TRANSACTIONS WITH AFFILIATES

Columbia Wanger Asset Management, L.P., ("Columbia WAM") an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation ("BOA"), furnishes continuing investment supervision to each Fund and is responsible for the overall management of each Fund's business affairs. Prior to April 1, 2004, Columbia was a wholly-owned subsidiary of Fleet National Bank, which in turn was a wholly-owned subsidiary of FleetBoston Financial Corporation ("Fleet"). On April 1, 2004, Fleet was acquired by BOA.

   Under the Funds' investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rates shown in the table below for each Fund.

WANGER U.S. SMALLER COMPANIES
Average Daily Net Assets
   For the first $100 million          1.00%
   Next $150 million                   0.95%
   In excess of $250 million           0.90%

WANGER INTERNATIONAL SMALL CAP
Average Daily Net Assets
   For the first $100 million          1.30%
   Next $150 million                   1.20%
   In excess of $250 million           1.10%

                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)


WANGER SELECT
On average daily net assets            0.95%

WANGER INTERNATIONAL SELECT
On average daily net assets            1.00%

   The investment advisory agreement also provides that Columbia WAM will reimburse the Funds to the extent that ordinary operating expenses (computed based on net custodian fees) exceed an annual percentage of average daily net assets.

                               SIX MONTHS ENDED
                                  JUNE 30, 2004
Wanger U.S. Smaller Companies             2.00%
Wanger International Small Cap            2.00%
Wanger Select                             1.35%
Wanger International Select               1.45%

   Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. The Fund paid the following trustees' fees and expenses to trustees not affiliated with Columbia WAM:

                               SIX MONTHS ENDED
                                  JUNE 30, 2004
Wanger U.S. Smaller Companies           $85,847
Wanger International Small Cap           36,169
Wanger Select                             5,795
Wanger International Select               3,782

   Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, serves as the principal underwriter of the Trust and receives no compensation for its services.

   Columbia Funds Services, Inc. (the "Transfer Agent") is an indirect wholly-owned subsidiary of BOA, provides shareholder services to the Fund and receives account charges plus reimbursement for out-of-pocket expenses.

   An affiliate may include any company in which a fund owns five percent or more of its outstanding voting shares. On June 30, 2004, Wanger U.S. Smaller Companies and Wanger International Small Cap each held five percent or more of the outstanding voting securities of one or more companies. Details of investments in those affiliated companies are presented on pages 18 and 24, respectively.

   During the six months ended June 30, 2004, the Funds engaged in purchases and sales transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and were as follows:

                                      PURCHASES         SALES
-------------------------------------------------------------
Wanger U.S. Smaller Companies          $     --    $       --
Wanger International Small Cap           11,599     3,626,822
Wanger Select                                --            --
Wanger International Select             405,544     1,192,967

5. BORROWING ARRANGEMENTS

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. No amounts were borrowed under this facility for the six months ended June 30, 2004.

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

WANGER U.S. SMALLER                  Six months ended          Year ended
COMPANIES                               June 30, 2004   December 31, 2003
-------------------------------------------------------------------------
Shares sold                                 4,787,265           9,675,283
-------------------------------------------------------------------------
Less shares redeemed                        1,332,854           4,118,462
-------------------------------------------------------------------------
Net increase in shares outstanding          3,454,411           5,556,821

WANGER INTERNATIONAL                 Six months ended          Year ended
SMALL CAP                               June 30, 2004   December 31, 2003
-------------------------------------------------------------------------
Shares sold                                 4,518,931          10,174,171
-------------------------------------------------------------------------
Shares issued in reinvestment
   of dividend distributions                  140,969              61,737
-------------------------------------------------------------------------
                                            4,659,900          10,235,908
Less shares redeemed                        2,402,420           7,169,275
-------------------------------------------------------------------------
Net increase in shares outstanding          2,257,480           3,066,633
-------------------------------------------------------------------------

WANGER SELECT                        Six months ended          Year ended
                                        June 30, 2004   December 31, 2003
-------------------------------------------------------------------------
Shares sold                                   584,577           1,249,090
-------------------------------------------------------------------------
Shares issued in reinvestment
   of dividend distributions                    2,911                  --
-------------------------------------------------------------------------
                                              587,488           1,249,090
Less shares redeemed                          234,049             281,941
-------------------------------------------------------------------------
Net increase in shares outstanding            353,439             967,149

WANGER INTERNATIONAL                 Six months ended          Year ended
SELECT                                  June 30, 2004   December 31, 2003
-------------------------------------------------------------------------
Shares sold                                   380,840           1,237,004
-------------------------------------------------------------------------
Shares issued in reinvestment
   of dividend distributions                    6,025               5,607
-------------------------------------------------------------------------
                                              386,865           1,242,611
Less shares redeemed                          476,809             728,804
-------------------------------------------------------------------------
Net increase (decrease) in
   shares outstanding                         (89,944)            513,807

7. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2004 were:

              ------------------------------------------------------------------
                     WANGER              WANGER                           WANGER
               U.S. SMALLER       INTERNATIONAL           WANGER   INTERNATIONAL
                  COMPANIES           SMALL CAP           SELECT          SELECT
PURCHASES      $131,281,755        $168,571,751      $18,362,831     $11,541,710
SALES            75,826,064         126,681,863       12,572,956      13,295,683

8. LEGAL PROCEEDINGS

The Securities and Exchange Commission (the "SEC"), the New York Attorney General (the "NYAG") and various other regulatory authorities are investigating late trading and market timing in

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                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (Unaudited)



mutual fund shares, and have sent information requests and subpoenas to certain affiliates of Columbia Management Group, Inc. ("CMG") (collectively, "Columbia"). These affiliates include CFDI, Columbia Management Advisors, Inc. ("CMA"), and Columbia WAM. CMA is the adviser to the Columbia Family of Funds, but is not the adviser to the Wanger Advisors Trust. Columbia has not uncovered any instances where any of its affiliates were knowingly involved in late trading of mutual fund shares.

   On February 24, 2004, the SEC filed a civil complaint in the United States District Court for the District of Massachusetts against CFDI and CMA, alleging that they had violated certain provisions of the federal securities laws in connection with trading activity in mutual fund shares. Also on February 24, 2004, the NYAG filed a civil complaint in New York Supreme Court, County of New York against CFDI and CMA alleging that CFDI and CMA had violated certain New York anti-fraud statutes. Both complaints are based on arrangements between 1998 and 2003 with nine investors for the trading of mutual fund shares. Neither complaint was filed against Columbia WAM nor the Wanger Advisors Trust. However, the complaints against CFDI and CMA identified Columbia Acorn Fund, Columbia Acorn International and Columbia Acorn International Select as funds in which one or more of the nine investors invested. If either CFDI or CMA were unsuccessful in its defense of those proceedings, it could be barred from serving as a distributor or investment adviser for any investment company registered under the Investment Company Act of 1940, as amended (a "registered investment company"), which could prevent CFDI from serving as the Funds' distributor and could affect the ability of an affiliated person of CFDI or CMA to serve as a distributor or investment adviser for any registered investment company. The Funds have been informed by CFDI that, in such a situation, it will seek exemptive relief from the SEC to permit it to continue to serve as the Funds' distributor. There is no assurance that such exemptive relief would be granted.

   On March 15, 2004, CFDI and CMA entered into agreements in principle with the SEC Division of Enforcement and NYAG in settlement of the charges. Under the agreements, CFDI and CMA agreed, among other things, to the following conditions: payment of $70 million in disgorgement; payment of $70 million in civil penalties; an order requiring CFDI and CMA to cease and desist from violations of the antifraud provisions and other provisions of the federal securities laws; governance changes designed to maintain the independence of the mutual fund boards of trustees and ensure compliance with securities laws and fiduciary duties; and retention of an independent consultant to review CFDI's and CMA's compliance policies and procedures. The agreement requires the final approval of the SEC. In a separate agreement with the NYAG, Columbia has agreed to reduce mutual fund fees by $80 million over a five-year period.

   Columbia WAM and the Columbia Acorn Trust (the "CAT Trust"), another mutual fund family advised by Columbia WAM, are defendants in several derivative and class action lawsuits that allege, in summary, defendants permitted investors to engage in improper trading of shares of various funds in violation of certain federal and state laws. The CAT Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the CAT Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Fund's net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). All of these lawsuits have been transferred to a federal court in Maryland, where they will be consolidated with similar suits in a Multi-District Litigation proceeding.

   The CAT Trust and Columbia WAM are defendants in a class action lawsuit in Illinois state court similar to the Fair Valuation Lawsuit. Lastly, Columbia WAM is also defendant in a lawsuit alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over other mutual funds to investors. The complaint alleges Columbia WAM breached certain common law duties and federal laws.

   The CAT Trust and Columbia WAM intend to defend these suits vigorously. The CAT Trust does not believe that the pending actions will have a material adverse affect on the financial statements of any Columbia Acorn Fund, and Columbia WAM does not believe that the pending actions will have a material adverse affect on its ability to perform under its contracts with the Funds.

   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.

   In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or Fleet (and affiliated entities). These suits and certain regulatory investigations are ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot be currently be made.

For the six months ended June 30, 2004, CMG has assumed consulting services and fees incurred by the Funds in connection with these matters as follows:

Wanger U.S. Smaller Companies                 $10,313
Wanger International Small Cap                  4,910
Wanger Select                                     675
Wanger International Select                       303

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                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------
CHANGE IN INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM



Effective April 13, 2004, the audit committee of the Trust requested that Ernst & Young LLP ("E&Y") resign as the auditors of the Funds. Also effective July 14, 2004, upon the recommendation of the audit committee, the Trust selected PricewaterhouseCoopers LLP ("PWC") as independent registered public accounting firm to audit the books and records of each Fund for its fiscal year ending December 31, 2004. The cessation of the relationship with E&Y was based on the impairment of E&Y's independence resulting from the consummation of the merger of FleetBoston Financial Corporation and Bank of America Corporation and accordingly, E&Y's ability to provide audit services to the Funds.

   E&Y's report on the financial statements of each Fund for the past two years did not contain an adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or accounting principles. During the period E&Y was engaged, there were no disagreements with E&Y on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure which, if not resolved to E&Y's satisfaction, would have caused it to make reference to that matter in connection with its report.

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                               Wanger Advisors Trust      2004 Semiannual Report
--------------------------------------------------------------------------------

Logo: Squirrel
WANGER ADVISORS TRUST

TRUSTEES
Jerome L. Duffy
Fred D. Hasselbring
Kathryn A. Krueger
Ralph Wanger
Patricia H. Werhane

OFFICERS
Ben Andrews
Vice President

Michael G. Clarke
Assistant Treasurer

J. Kevin Connaughton
Assistant Treasurer

Kenneth A. Kalina
Assistant Treasurer

Bruce H. Lauer
Vice President, Secretary and Treasurer

Charles P. McQuaid
President

Robert A. Mohn
Vice President

Todd M. Narter
Vice President

Christopher J. Olson
Vice President

Vincent P. Pietropaolo
Assistant Secretary

Robert P. Scales
Chief Compliance Officer, Vice President
General Counsel and Chief Legal Officer


TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
Columbia Funds Services, Inc.
P.O. Box 8081
Boston, Massachusetts
02266-8081

DISTRIBUTOR
Columbia Funds Distributor, Inc.
One Financial Center
Boston, Massachusetts
02111-2621

INVESTMENT ADVISOR
Columbia Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
1-800-4-WANGER
(1-800-492-6437)

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois


This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus. AN INVESTOR SHOULD CAREFULLY CONSIDER CHARGES AND EXPENSES BEFORE INVESTING. To obtain a prospectus containing this and other information, please call 1-800-4-WANGER or visit our website at www.wanger.com. Please read the prospectus carefully before you invest or send money.

A description of the policies and procedures that the funds use to determine how to vote proxies relating to their portfolio securities is available (i) without charge, upon request, by calling 800-922-6769 and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

WANGER ADVISORS TRUST



                                                        ANN-03/2195-0604 04/1944

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has not filed Schedule 14A subsequent to the effective date of that Schedule's Item 7(d)(2)(ii)(G). Although the registrant's investment adviser, Trustees, or shareholders may submit suggested candidates for Independent Trustees to the Governance Committee (the "Committee"), neither the Committee nor the Independent Trustees as a group shall consider those candidates on a preferential basis as opposed to other possible candidates. Any shareholders may submit the name of a candidate for consideration by the Committee by submitting the recommendation to the Trust's Secretary. The Secretary will forward any such recommendation to the Chairman of the Committee promptly upon receipt.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                      Wanger Advisors Trust
            ------------------------------------------------------------------


By (Signature and Title)  /s/ Charles P. McQuaid
                        ------------------------------------------------------
                          Charles P. McQuaid, President

Date                                September 2, 2004
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Charles P. McQuaid
                        -------------------------------------------------------
                          Charles P. McQuaid, President

Date                                September 2, 2004
    ---------------------------------------------------------------------------


By (Signature and Title)    /s/ Bruce H. Lauer
                        -------------------------------------------------------
                            Bruce H. Lauer, Treasurer

Date                                September 2, 2004
    ---------------------------------------------------------------------------